N-2	May 01, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001867714
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	MONACHIL CREDIT INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class I Shares
TRANSACTION EXPENSES:
Maximum Sales Charge (Load) (as a percentage of subscription amount)	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO SHARES)(1])
Management Fees(2)		1.25%
Incentive Fees (15% of pre-incentive fee net investment income subject to hurdle rates)(3)		1.24%
Distribution and/or Service Fee		None
Fees and Interest Payments on Borrowed Funds(4)		0.00%
Other Expenses(4)		3.30%
Expenses of the Subsidiaries	0.00%
Remaining Other Expenses	3.30%
Acquired Fund Fees and Expenses(4), (5)		0.01%
Total Annual Fund Operating Expenses		5.80%
Less: Fee Waiver/Expense Reimbursement(6)		(2.80)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(6)		3.00%

(1)	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.

(2)	Management Fees reflects the advisory fee paid to the Investment Manager at an annual rate of 1.25% accrued daily based upon the Fund’s average daily Managed Assets and payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Additionally, in calculating Managed Assets, (i) any derivatives in which the Fund invests will be valued at market value and (ii) any leverage utilized by the Fund will result in an increase in such fee (as a percentage of net assets attributable to Shares). The Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Management Fee and Incentive Fee, if any, paid to the Investment Manager will be paid out of the Fund’s assets. The Management Fee and Incentive Fee are, collectively, the “Investment Management Fee.”

In light of current and estimated market conditions for the upcoming year, the table above assumes that the Fund borrows money for investment purposes at an average amount of 0% of its net assets. If the Fund borrows money in excess of the estimated 0% debt-to-NAV ratio, then the Management Fee in relation to its net assets would be higher than the estimate presented in the table The Management Fee estimate in the table would be greater than 1.25% in this case since it is computed as a percentage of the Fund’s net assets for presentation therein.. The Investment Manager does not receive separate compensation from the Subsidiaries for providing them with investment management or administrative services.
(3)	The Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” attributable to the Fund’s Shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s average daily net asset value (calculated in accordance with GAAP) equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus the Fund’s operating expenses for the quarter, not including distribution and/or shareholder servicing fees (if any) applicable to each class, litigation or any extraordinary expenses accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee and expenses reimbursed to the Investment Manager under expense limitation agreement, but will exclude the Incentive Fee. The Incentive Fee may be calculated based on an amount greater than the amount of net investment income actually received by the Fund as pre-incentive net investment income excludes any distribution and/or shareholder servicing fees applicable to each class. As we cannot predict whether the necessary performance targets will be met, we have assumed no incentive fee for this chart. If the Fund achieved an annualized total return of 10% for each quarter made up entirely of net investment income, no incentive fees would be payable to the Investment Manager because the hurdle rate was not exceeded. See “INVESTMENT MANAGEMENT FEE” for a full explanation of how the Incentive Fee is calculated.

(4)	Fees and Interest Payments on Borrowed Funds, “Other Expenses” (as defined below), and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as fees paid to the Administrator, the transfer agent, the custodian and the Independent Trustees.

(5)	Total Annual Fund Operating Expenses shown in this table may differ from the ratio of gross expenses included in the financial highlights of the shareholder reports, because the amounts presented in this table estimate the amounts the Fund expects to pay during the upcoming fiscal year, and shareholder reports include only direct expenses and do not include indirect expenses such as Acquired Fund Fees and Expenses.

(6)	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding the Investment Management Fee, taxes, borrowing and other investment-related costs and fees paid to unaffiliated third parties including interest payments on borrowed funds, loan origination fees, loan servicing fees, loan collection and administration fees and expenses, interest and commitment fees, distribution or servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 0.50% of the average daily net assets of Class I Shares. (the “Expense Limit”). Additionally, under the Expense Limitation and Reimbursement Agreement, the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume payment of any taxes that would be owed by the Fund if it fails to qualify as a “regulated investment company” under Subchapter M of the Code (“RIC Non-Qualification Taxes”) up to a maximum of $1 million in a tax year for Fund’s first two tax years or periods, subject to extensions for future tax years. For a period not to exceed three years from the date on which a waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of waiver or the expense limit in effect at the time of recoupment, whichever is lower. A waiver for RIC Non-Qualification Taxes is not subject to recoupment. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends on April 30, 2025. After its initial two year term, the Expense Limitation and Reimbursement Agreement is subject to renewal annually for one-year terms thereafter. The Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement during the initial term without the approval of the Fund’s Board.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

Class I Shares

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$30	$121	$240	$529

The example is based on the annual fees and expenses of Class I Shares set out in the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. “Other Expenses,” as shown above, is an estimate based on anticipated investments in the Fund and anticipated expenses for the current fiscal year of the Fund’s operations, and includes, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator and custodian.

Basis of Transaction Fees, Note [Text Block]	as a percentage of subscription amount
Other Expenses, Note [Text Block]	Fees and Interest Payments on Borrowed Funds, “Other Expenses” (as defined below), and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as fees paid to the Administrator, the transfer agent, the custodian and the Independent Trustees.
Management Fee not based on Net Assets, Note [Text Block]	Management Fees reflects the advisory fee paid to the Investment Manager at an annual rate of 1.25% accrued daily based upon the Fund’s average daily Managed Assets and payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Additionally, in calculating Managed Assets, (i) any derivatives in which the Fund invests will be valued at market value and (ii) any leverage utilized by the Fund will result in an increase in such fee (as a percentage of net assets attributable to Shares). The Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Management Fee and Incentive Fee, if any, paid to the Investment Manager will be paid out of the Fund’s assets. The Management Fee and Incentive Fee are, collectively, the “Investment Management Fee.”
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide investors with current income and attractive risk adjusted returns with low correlation to the equity and credit markets.

The investment objective of the Fund is not a fundamental policy and may be changed by the Board of Trustees of the Fund (the “Board”) without the approval of the Fund’s Shareholders. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENT PROCESS

The Fund intends to generate returns by investing across an array of credit and asset-backed sectors. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets in “credit and credit-related investments.” The Fund defines “credit and credit-related investments” as debt securities, such as bonds and loans, and securities that have fixed income investments. The Fund’s “credit and credit- related investments” will typically consist of secured and unsecured consumer loans, direct loans to middle market companies, syndicated loans, asset-based loans and leases, infrastructure loans and contracted assets, or other types of loans, which loans may include secured and unsecured notes, senior loans, second lien loans or other types of subordinated loans, or mezzanine loans, any of which may be “covenant-lite” (i.e., loans containing fewer or less restrictive constraints on the borrower than certain other types of loans), corporate debt, structured products, such as collateralized debt obligations and collateralized loan obligations, backed by such assets, including debt tranches of CLOs and loan accumulation facilities (loans secured or otherwise collateralized by other loans), asset-backed securities, including subordinated or residual tranches of such asset-backed securities, marketplace lending instruments, royalties (payments made by a licensee to a licensor to earn the right to continue using or exploiting a certain property) and convertible securities. The Fund may make direct investments in individual loans or in pools of loans and in whole loans as well as in loan participations or assignments. The Fund may invest in pools of performing and non-performing loans as well as credit facilities backed by such assets. Non-performing loans are in default, however, the Fund generally invests in small balance non-performing loans (as opposed to larger corporate non-performing loans) where the creditor is expected to see some collection activity on a more periodic basis. The Fund concentrates its investments (invests more than 25% of its total assets) in securities related to consumer finance industries, including consumer loans and securitizations backed by consumer loans.

The Fund may invest in obligations of US and foreign issuers, including emerging market borrowers, without limitation. In addition, the Fund may itself or in conjunction with others originate any of the foregoing types of loans. The Fund may also be involved in, or finance, the origination of loans to corporations or other legal entities, including foreign entities. Such activity may result in additional costs to the Fund to the extent costs such as loan origination or servicing fees are paid to unaffiliated third parties. In certain instances, the Investment Manager may act as an originator of loans and other credit assets, in which case the Investment Manager will not charge the Fund any additional fees for such services. The Fund does not primarily control any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

The Fund may invest in credit instruments of any credit quality and may invest without limit in debt securities that are at the time of investment rated below investment grade, including high-yield bonds (commonly referred to as “junk” bonds) or unrated securities judged by Investment Manager to be of comparable quality.

The Fund may invest in preferred stocks common stocks and other equity securities from time to time, including, among others, those it has received through the conversion of a convertible security held by the Fund or in connection with the restructuring of a debt security. The Fund may invest in securities that have not been registered for public sale, including securities eligible for purchase and sale pursuant to Rule 144A or Regulation S under the Securities Act, and other securities issued in private placements.

The Fund may hold these assets directly or through wholly-owned special purpose vehicles, partnerships and other structures. The Fund may also seek to provide exposure to certain securities that are not freely tradable in the U.S., such as Regulation S securities, as well as certain other securities that can only be purchased or held by a non-U.S. person or where it may be more advantageous for the security or asset to be purchased or held by a non-U.S. person (“other restricted non-U.S. securities”) by investing in such securities through one or more wholly-owned subsidiaries (each a “Subsidiary” and, collectively, the “Subsidiaries”). As the date of this prospectus, the Fund’s Subsidiaries are Wolf River Cayman Ltd. and Taffy III Ltd., each of which is a company organized under the laws of the Cayman Islands,. Subject to limits imposed by the Investment Company Act, the Fund may also invest in shares of other pooled investment vehicles, including business development companies (“BDCs”), registered investment companies and Private Investment Funds. Private Investment Funds in which the Fund may invest are those that principally invest in credit and credit-related investments as defined in this prospectus. The Fund will consider the investments of such pooled investment vehicles when determining its compliance with its 80% policy. The Fund will limit its total investments in Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act to no more than 15% of the Fund’s total assets.

The Investment Manager may use a variety of hedging tools to hedge against certain portfolio risks, The Investment Manager may hedge portfolio risks such as credit risk and interest risk using credit default swaps and short positions on bonds. For investment in jurisdictions outside the United States, the Investment Manager may hedge certain risks associated with such investments, including currency risk and certain forms of sovereign risk, using a variety of hedging tools including currency forwards, non-deliverable forwards, currency options and currency swaps.

Collectively, the instruments discussed above are referred to herein as “Portfolio Investments.

Except as otherwise indicated, the Fund may change its investment policies, restrictions, strategies and techniques without Shareholder approval.

Types of Investments

It is expected that the majority of the Fund’s investments will consist of credit and credit-related instruments, including:

Structured Products. The Fund may invest in asset-backed opportunities across broad sectors such as consumer and commercial specialty finance and corporate credit. The Fund will target investment opportunities that are directly originated and privately negotiated that may include (i) financings secured by pools of consumer loans, commercial loans or real estate assets; (ii) the outright purchase of pools of consumer loans, commercial loans or real estate assets; and (iii) debt and equity investments in U.S.-dollar- denominated CLOs that are primarily backed by corporate leveraged loans or consumer loans issued to primarily U.S. CLOs, as well as Euro-denominated CLOs that are backed primarily by corporate leveraged loans or consumer loans issued to primarily European CLOs. The investments in the “equity” of structured credit products (including CLOs) refers to the Residual Tranche.

The CLO equity tranches (or other similar junior tranches) and privately issued asset-backed securities in which the Fund invests may be highly leveraged, which magnifies the Fund’s risk of loss on such investments.

Asset-Based Loans and Leases. The Investment Manager intends to originate and purchase asset based loans and leases that are secured by collateral consisting of inventory, accounts receivable, machinery/ equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral rather than cash flow. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

Asset-Backed Securities. Asset-backed securities are securities backed by a pool of some underlying asset, including but not limited to home equity loans, installment sale contracts, credit card receivables; leases of various types of real, personal and other property (including those relating to aircrafts, telecommunication, energy, and/or other infrastructure assets and infrastructure-related assets); student loans; consumer loans; mobile home loans; boat loans; business and small business loans; project finance loans; airplane leases; other equipment retail installment contracts or leased equipment, other non-mortgage- related income streams, such as income from renewable energy projects and franchise rights; or other assets. Asset-backed securities also include trust certificates representing undivided fractional interests in a trust whose assets consist of one of or a pool of the foregoing assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments — net of expenses — made by the borrower on the underlying assets (such as credit card receivables) are passed through to the Fund. The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed income securities because of their potential for prepayment. The price paid by the Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

Infrastructure Loans and Contracted Assets. The Fund may invest in securities and other obligations of U.S. and non-U.S. issuers providing exposure to infrastructure investments. Infrastructure investments include, without limitation, fixed or floating-rate debt instruments or loans issued to finance (or re-finance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets. Infrastructure investments also include investments in the debt securities of or loans made to issuers of various types including issuers that invest in, own or hold infrastructure assets; or issuers that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets. Issuers in which the Fund may invest may include, among others, operating companies, special purpose vehicles, including vehicles created to hold or finance infrastructure assets, municipal issuers, and government-related issuers.

Infrastructure investments include assets or projects that support the operation, function, growth or development of a community or economy. The infrastructure assets to which the Fund may have exposure, directly or indirectly, include, without limitation, those related to transportation (e.g., airports, metro systems, subways, railroads, ports, toll roads, airplanes); electric utilities and power (e.g., power generation, transmission and distribution); energy (e.g., exploration & production, pipeline, storage, refining and distribution of energy); renewable energies (e.g., wind, solar, hydro, geothermal); communication networks and equipment; water and sewage treatment; social infrastructure (e.g., health care facilities, government accommodations, and other public service facilities); metals and mining; and shipping, cement, steel, and other resources and services related to infrastructure assets (e.g., chemical companies). Contracted assets are where an infrastructure firm enters into long-term contracts to pre-sell all or a portion of its output at a pre- agreed price. Examples include toll roads, power plants with off take and/or supply agreements and assets that are subject to lease or other revenue support schemes, such as regulated utilities.

Syndicated Loans. Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

Direct Loans. The Fund may invest in first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position), second lien senior secured loans and mezzanine debt, which in some cases includes an equity component, of U.S. and European middle-market companies, where the Investment Manager believes the supply of primary capital is limited and the investment opportunities are most attractive. Such loans are directly originated by non-bank entities and are typically underwritten on a cash flow or EBITDA basis usually made to companies with annual EBITDA between $10 million and $250 million. As used herein, EBITDA represents net income before net interest expense, income tax expense, depreciation and amortization.

Corporate Debt. The Fund may purchase debt securities of corporations and other businesses, including bonds, notes, debentures and commercial paper as well as bank loans to companies.

Marketplace Lending Instruments. The Fund may invest in marketplace lending instruments. The Fund’s marketplace lending investments may be made through a combination of: (i) loans to consumers, small- and mid-sized companies (“SMEs”) and other borrowers, including borrowers of student loans, originated through online platforms (or an affiliate) that provide a marketplace for lending (“Marketplace Loans”) through purchases of whole loans (either individually or in aggregations); (ii) notes or other pass-through obligations issued by a marketplace lending platform (or an affiliate) representing the right to receive the principal and interest payments on a Marketplace Loan (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) asset-backed securities representing ownership in a pool of Marketplace Loans; (iv) Private Investment Funds that purchase Marketplace Loans, (v) equity in a marketplace lending platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to a marketplace lending platform (or an affiliate) (the foregoing listed investments are collectively referred to herein as the “Marketplace Lending Instruments”). The Fund may invest in such Marketplace Lending Instruments without limitation, except that the Fund will limit its total investments in Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act to no more than 15% of the Fund’s total assets. The Fund currently anticipates that its Marketplace Loan investments will originate from lending platforms based both in and outside the United States.

The Fund may also invest in Marketplace Lending Instruments in the form of receivables or merchant cash advances that are originated from lending platforms (collectively, “Marketplace Receivables”). Under normal circumstances, the Fund expects to invest between 0% and 25% of its net assets in Marketplace Receivables. Technically, the purchase of Marketplace Receivables is not a loan; rather, it is a commercial agreement pursuant to which the Fund provides a cash advance to a merchant in exchange for the right to receive a portion of the merchant's future receivables, up to a stated amount. However, notwithstanding this distinction, the Fund's purchase of Marketplace Receivables will be similar in many ways to its purchase of Marketplace Loans and, accordingly, references herein to the Fund's investments in Marketplace Loans should be read to include Marketplace Receivables, unless the context requires otherwise.

The Fund accounts for whole Marketplace Loans at the individual loan level for valuation purposes, and whole loans are fair valued using inputs that take into account borrower-level data that is updated as often as the NAV is calculated to reflect new information regarding the borrower and loan. Such borrower-level data will include the borrower’s payment history, including the payment, principal and interest amounts of each loan and the current status of each loan, which will allow the Investment Manager to determine, among other things, the historical prepayment rate, charge-off rate, delinquency and performance with respect to such borrower/loan.

The Fund, in accordance with the investment limitations approved by the Board, will limit its investments in Marketplace Loans to loans originated by platforms that will provide the Fund with a written commitment to deliver or cause to be delivered individual loan-level data on an ongoing basis throughout the life of each individual loan that is updated periodically as often as the NAV is calculated to reflect new information regarding the borrower or loan. The Fund will not invest through platforms where it cannot evaluate the completeness and accuracy of the individual loan data provided by the platforms relevant to the existence and valuation of the loans purchased and utilized in the accounting of the loans.

The Investment Manager will conduct initial due diligence and ongoing monitoring of the credit underwriting policies of the originating platforms, which look to a number of borrower-specific factors to determine a borrower’s ability to repay a particular Marketplace Loan, including income, assets, collateral and credit bureau data where available.

For whole Marketplace Loans purchased by the Fund (which would not include, for example, underlying loans in a securitized product held by the Fund), it is expected that the Fund’s qualified custodian will typically receive or be provided with access to an executed loan package. While the executed packages may differ for certain investments, it is typically comprised of evidence in the form of a promissory note or similar document, an executed copy of the underlying loan agreement or security instrument, and an executed copy of the loan assignment. Although the Fund’s custodian would have access to loan files, whether in electronic form or otherwise, it is expected that the enforcement of the loans will generally be handled by the loan servicer.

The non-bank platforms through which the Marketplace Loans in the Fund’s portfolio are originated have backup servicers in place to service Marketplace Loans in the event that a non-bank platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on non-bank platforms or third-party servicers for servicing of the Marketplace Loans.

Royalties. The Fund may invest in intellectual property rights with credit-like cash flow characteristics or debt investments to companies collateralized by intellectual property rights

Other Instruments. The Fund may also acquire convertible and preferred securities, common stock, warrants, options, credit and other derivatives such as swaps, forward contracts, total return swaps and credit default swaps on single names and indices, and options on such instruments. The Fund may also enter into repurchase agreements and reverse repurchase agreements and other security lending and borrowing transactions, including litigation financing arrangements (either directly or through special purpose vehicles), including where the Fund provides immediate funds or credit facilities to cover litigation expenses in exchange for a portion of the award or settlement or for interest and principal payments.

Loan Origination. The Fund may originate loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans or similar investments. The Fund may originate loans to middle market companies and other entities. Such borrowers may have credit ratings that are determined by one or more nationally recognized statistical rating organizations or the Investment Manager to be below investment grade. The loans the Fund originates may vary in maturity and/or duration. The Fund is not limited in the size or type of loans it may originate, including with respect to a single borrower, except as limited by the Fund’s concentration policy, or with respect to borrowers that are determined to be below investment grade. The Fund’s origination of loans may be limited by the Fund’s intention to qualify as a regulated investment company under the Tax Code. The Fund may retain all, or an applicable pro rata portion of, fees received in connection with originating or structuring the terms of any such loan. The Fund does not intend to service the loans it originates.

Investment Categories

The Investment Manager expects that Portfolio Investments will generally fit within four broad categories: (i) credit facilities and asset-based loans secured with pools of loans or other assets; (ii) structures where the originator co-invests with the Fund, proportionally sharing in in the risk, with certain protections provided to the Fund, (iii) pools of loans, and (iv) structured products, such as collateralized loan obligations, asset-backed securities (“ABS”) and other securitizations. Under normal market conditions, the Investment Manager expects the majority of these investments to be in categories (i) and (ii). Category (ii) investments generally would be in the form of co-investments with preferred return rights. For example, the Fund and the originator could be pari-passu in the investment as long as returns exceed a certain threshold (e.g., 10%), however, in the event that returns are less than 10% or if there are losses, the Fund may have the right to collect its principal and preferred return ahead of the originator, therefore subordinating the originator’s preferred return rights.

Investment Process

The Investment Manager’s approach relies on a number of key principles:

•	Flexible Allocation Strategy: The ability to allocate capital of the Fund across multiple portfolio companies, with a focus on diversification across, products, industries, sectors, regions, and creditworthiness.

•	Independent credit analysis

•	Diversification across products, sectors, originators and regions

•	Structuring transactions to ensure alignment of interest through recourse, including by negotiating bespoke terms and covenants and relying on bankruptcy remote structures.

•	Ongoing monitoring of completed deals, including capturing performance information from the servicers.

•	Phased increase of exposure to originators over time by gradually acquiring additional assets and increasing the size of the investment.

The Investment Manager will look at a diverse variety of opportunities in order to identify transactions and investment opportunities that are expected to provide the Fund with attractive risk return opportunities. The analysis and process could include (i) reviewing the operational capabilities of the origination partner, (ii) reviewing the financial and credit profile and conducting due diligence of the origination and servicing partner, (iii) negotiating the terms and the covenants of the loan with the aim to minimize risks from a deterioration in the performance of the loans or increases in defaults, (iv) structuring the transaction through special purpose vehicles or other bankruptcy remote structures and developing backup servicing plans to protect the investments in instance of a possible failure of the servicing partner, (v) reviewing loan origination history and performance of historical portfolios originated and serviced by the originator and servicer, (vi) reviewing any intercreditor terms to the extent there are other creditors in the borrower capital structure, and (vii) on-site visiting and discussing with the servicer’s staff, vendors and professional services providers. The Fund may sell securities without regard to the length of time that they are held to take advantage of new investment opportunities as they may arise.

In determining whether to originate a direct loan, in addition to a review of the investment opportunity, the Fund will rely upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. The Investment Manager will utilize a proprietary multi-factor analysis of the appropriateness of each loan for the Fund that includes consideration of collateral quality, credit support, structure, market conditions, geographic concentration and interest rate and pre-payment risk, among other factors, before an investment is approved.

Ongoing Monitoring

The Investment Manager expects the Fund’s investments to be in a variety of forms, including secured credit facilities, asset-based loans, and pools of assets to be phased in over time. As such, ongoing monitoring of positions in the portfolio plays an important role in the risk management and the investment strategy. The Investment Manager expects to generally review performance of the investments on a continuous basis, whenever such data is available.

Risk Management

Risk management is an important feature of the Investment Manager’s strategy, enabling the Investment Manager to earn attractive returns while effectively managing the risks inherent to the instruments and the strategy. The Investment Manager has identified certain risks and intends to manage these risks through a combination of term negotiation, deal structuring, and hedging activities. The risks include risks related to the quality of assets, as well as risks relating to the performance of the originator and the servicer. The Investment Manager will rely on its experience to implement the risk management process.

The Investment Manager intends to deploy a multi-tier framework for risk management. The framework relies on the Investment Manager’s experience structuring, negotiating and managing various assets and pools of capital in a variety of capital cycles and market environments.

•	In addition to the initial due diligence on the originators and their asset quality, the Investment Manager intends to negotiate deal terms and structure the investments that aim to achieve the Fund’s target returns while mitigating risks.

•	Ongoing analytics and monitoring of investments post-closing are core to the risk management and investment decision processes. An important aspect of the risk management methodology is the ability to gradually build up positions in investments on a continuous basis. Subject to an investment continuing to meet performance targets, the Investment Manager may gradually increase the size of the investment. However, if an investment shows diversion from the performance expectation, the Investment Manager may scale back or limit the growth of the exposure.

•	The Investment Manager anticipates engaging in hedging activity to mitigate certain potentially adverse impacts of foreign exchange fluctuations and minimize the impact of other macroeconomic events. The Investment Manager can utilize a variety of hedging tools, such as currency forwards, non- deliverable forwards, currency options, currency swaps, credit default swaps, shorts and other financial instruments for hedging purposes.

Leverage

The Investment Manager may use leverage as part of the Fund’s investment program. Leverage may be obtained by borrowing funds to make trades or by purchasing or entering into derivative instruments that are inherently leveraged, such as swaps, options, futures and forward contracts. The Fund may finance the origination and acquisition of a portion of its investments with credit facilities, securitization financing transactions and other term borrowings of up to 33 1/3% of the Fund’s total assets, including leverage incurred through the Fund’s wholly owned subsidiaries, if any, and the value of the assets purchased with the proceeds of the Fund’s indebtedness, if any.

The Subsidiaries and SPVs

As noted above, the Fund may seek to provide exposure to certain securities that are not freely tradable in the U.S., such as Regulation S securities, as well as certain other securities that can only be purchased or held by a non-U.S. person or where it may be advantageous for the security or asset to be purchased or held by a non-U.S. person (“other restricted non-U.S. securities”) by investing through Subsidiaries. The Fund may also use SPVs wholly-owned by the Fund to hold certain investments of the Fund, including similar investments as held by a Subsidiary. The Fund will not invest more than 25% of its assets in a Subsidiary or any single SPV or more than 50% of its assets in the Subsidiaries and all SPVs in total under normal circumstances. The Fund does not primarily control any entity which engages in investment activities in securities or other assets other than entities wholly owned by the Fund. The Subsidiaries and each SPV is advised by the Investment Manager. The Subsidiary and each SPV has the same investment objective as the Fund. The Subsidiaries may also hold cash and invest in any other instrument that the Fund may invest in. The Investment Manager, as investment adviser to the Subsidiaries and any SPV, will comply with Section 15 of the 1940 Act with respect to advisory contract approval. The Fund, the Subsidiaries and each SPV complies with Sections 8 and 18 of the Investment Company Act regarding investment policies and capital structure on an aggregate basis. In addition, the Subsidiaries and each SPV complies with the provisions of Section 17 of the Investment Company Act relating to affiliated transactions and custody of portfolio investments. The Fund’s custodian also serves as the custodian to the Subsidiaries and each SPV.

The Subsidiaries and each SPV will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Investment Manager, in managing the portfolio of each Subsidiary and each SPV, will be subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of each Subsidiary and each SPV’s portfolio investments and shares of each Subsidiary and each SPV. These policies and restrictions are described in detail throughout this Prospectus. The Fund, each Subsidiary and each SPV will test for compliance with investment restrictions on a consolidated basis.

The Investment Manager will provide investment management and other services to each Subsidiary and each SPV pursuant to separate investment management agreements. The Investment Manager will not receive separate compensation from a Subsidiary or a SPV for providing it with investment management or administrative services. However, the Fund will pay the Investment Manager based on the Fund’s assets, including the assets invested in the Subsidiaries or a SPV. The Subsidiaries and SPVs will also enter into separate contracts for the provision of custody and audit services with the same or with affiliates of the same service providers that provide those services to the Fund.

The financial statements of each Subsidiary and each SPV will be consolidated with the Fund’s financial statements in the Fund’s annual and semi-annual reports. The Fund’s annual and semi-annual reports, when produced, will be distributed to shareholders, and copies of the reports will be available on the Fund’s website (www.monachilfunds.com) free of charge. Please refer to the SAI for additional information about the organization and management of the Subsidiaries.

Temporary Investments

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Investment Manager may determine that a large portion of the Fund’s assets should be invested in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, municipal bonds, bank accounts, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Fund will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.

The Fund has been organized as a continuously offered, closed-end management investment company. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that investors in closed-end funds do not have the right to redeem their shares on a daily basis. Unlike closed-end funds that list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. To provide some liquidity to Shareholders, the Fund has been structured as an “interval fund” and will quarterly repurchase offers for a limited amount of the Fund’s Shares (at least 5%). The first repurchase request deadline of the Fund shall occur no later than two calendar quarters after the Fund’s initial effective date.

The Fund believes that an unlisted closed-end structure is most appropriate for the long-term nature of the Fund’s strategy. The Fund’s ability to hold positions through all manner of market environments is crucial. Features that interfere with this ability (such as daily redemptions permitted by open-end funds) could impair the Fund’s ability to execute its investment strategy. Accordingly, an unlisted closed-end structure helps the Fund achieve its investment objective.

GENERAL/FUND STRUCTURE RISKS

LIMITED OPERATING HISTORY. The Fund was organized on June 3, 2021 and commenced operations on December 5, 2022. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline.

The Fund may not succeed in meeting its objective, and its NAV may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

MINIMAL CAPITALIZATION. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, Shareholders may bear higher expenses due to a lack of economies of scale.

REPURCHASE OFFERS; LIMITED LIQUIDITY. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. Pursuant to this policy, the Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. Investors should understand there is likely to be little or no willingness on the Board’s part to move to the 25% level in connection with any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The NAV of the Fund’s Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “TAXES” and “TAX MATTERS” in the Fund’s SAI.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the amount of Shares that are tendered by Shareholders generally will not be determined until as many as 14 days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

DISTRIBUTION POLICY. The Fund’s distribution policy is to make monthly distributions of substantially all of its net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a monthly distribution and net capital gains, if any, earned each year. All or a portion of an annual distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net investment income. Shareholders should not assume that the source of a distribution from the Fund is net investment income. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

SUBSIDIARY RISK. By investing through the Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments which are securities that are not freely tradable in the U.S., such as Regulation S securities, as well as certain other securities that can only be purchased or held by a non-U.S. person or where it may be advantageous for the security or asset to be purchased or held by a non-U.S. person (“other restricted non-U.S. securities”), although may include any security that the Fund itself may invest in. The Subsidiaries are not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls each Subsidiary, and the Fund and each Subsidiary are both managed by Investment Manager making it unlikely that the Subsidiaries will take action contrary to the interests of the Fund and its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiaries, and the Fund’s role as sole shareholder of the Subsidiaries. The Subsidiaries are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or a Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiaries, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease. See “Risks — Portfolio Level Risks — Regulation S Securities Risk.”

LEVERAGE. The Fund may use leverage. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). The Fund may finance the origination and acquisition of a portion of its investments with credit facilities, securitization financing transactions and other term borrowings of up to 33 1/3% of the Fund’s total assets, including leverage incurred through the Fund’s wholly owned subsidiaries, if any, and the value of the assets purchased with the proceeds of the Fund’s indebtedness, if any. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause common shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to common shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to common shareholders. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rates and the fact that the Management Fee payable to the Investment Manager will be higher if the Fund uses leverage than if the Fund did not use leverage, and may provide a financial incentive to the Investment Manager to increase the Fund’s use of leverage.

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns.

DEPENDENCE ON THE INVESTMENT MANAGER. The success of the Fund depends upon the ability of the Investment Manager to develop and implement investment strategies that seek to achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund.

NEW INVESTMENT ADVISER RISK. The Investment Manager is a newly registered investment adviser and has not previously managed a registered investment company. Registered investment companies, unlike private funds are subject to certain legal and tax-related restrictions on investments. Additionally, there is no long-term track record against which an investor may judge the Investment Manager and it is possible the Investment Manager may not achieve the Fund’s intended investment objective.

MANAGEMENT RISK. The net asset value of the Fund changes based on the performance of the securities in which it invests. The Investment Manager’s judgment about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

INCENTIVE FEE RISK. The Investment Management Agreement entitles the Investment Manager to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Investment Manager incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it receives that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.

The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage the Investment Manager to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s average daily Managed Assets, which would include any borrowings for investment purposes, may encourage the Investment Manager to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

RISKS RELATING TO DUE DILIGENCE. Before making Portfolio Investments, the Investment Manager will typically conduct due diligence that it deems reasonable and appropriate based on facts and circumstances. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting and legal issues. Due diligence also entails operational evaluation of the company issuing Portfolio Investments, including evaluating the staffing and technological resources available to service the investments, as well as the financial well-being of the company. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment. If the Investment Manager is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment, the Investment Manager will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. The due diligence investigation that the Investment Manager carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. There can be no assurance that the Fund will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices (including, without limitation, violations of applicable anti-bribery laws, including the U.S. Foreign Corrupt Practices Act (the “FCPA”) and the U.K. Bribery Act (the “Bribery Act”)) during the due diligence phase or during its efforts to monitor the company on an ongoing basis. In the event of fraud by any company or any of its affiliates, the Fund may suffer a partial or total loss of capital invested in that company. An additional concern, particularly in the case of investments in loans, is the possibility of material misrepresentation or omission on the part of the company or the seller. Such inaccuracy or incompleteness may adversely affect the value of the Fund’s securities and/or instruments in such company and/or the valuation of the collateral underlying the loans or adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by companies and/or their former owners in the due diligence process to the extent reasonable when it makes investments, but cannot guarantee such accuracy or completeness.

BROKER SELECTION, The Investment Manager may engage the services of brokers and dealers for creating investment transactions, both, for the purchase and the sale of assets. Portfolio transactions for the Fund will be allocated to brokers and dealers on the basis of best execution and in consideration of such broker’s or dealer’s ability to effect such transactions, its facilities, its reliability and financial responsibility. Accordingly, the commissions and other transaction costs (which may include dealer markups or markdowns) charged to the Fund by brokers or dealers in the foregoing circumstances may be higher than those charged by other brokers or dealers that may not offer such products or services.

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”), all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a regulated investment company, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus. The Investment Manager has agreed to include the impact of any such taxes (up to $1 million in each of the Fund’s first two tax years or periods) on the Fund and its shareholders within its Expense Limitation and Reimbursement Agreement.

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

RELIANCE ON TECHNOLOGY. The Fund’s business is highly dependent on the communications and information systems of the Investment Manager and the Administrator. In addition, certain of these systems are provided to the Investment Manager by third-party service providers. Any failure or interruption of such systems, including as a result of the termination of an agreement with any such third-party service provider, could cause delays or other problems in the Fund’s activities. This, in turn, could have a material adverse effect on the Fund’s operating results.

BUSINESS CONTINUITY. Various force majeure events, including acts of God, natural disasters like fire, flood or earthquakes, wars, terrorist acts, outbreaks of infectious disease, epidemics, pandemics or other serious public health concerns, cyber-attacks, technology and/or power failures, labor strikes, or geopolitical or other extraordinary, or other unforeseen circumstances or events, may materially disrupt the Investment Manager’s business and operations, or the business and operations of any counterparty or service provider to the Investment Manager or the Fund, and the Fund may be adversely affected thereby. For example, if a significant number of the Investment Manager’s personnel were to be unavailable in a force majeure event (such as war, terror attack or an outbreak of infectious disease), the Investment Manager’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, the cost to the Fund, the Investment Manager or its affiliates of repairing or replacing damaged assets or systems resulting from such force majeure event could be considerable. While the Investment Manager has adopted certain policies and procedures designed to restore and/or continue the Investment Manager’s business and operations in such situations, there is no guarantee that such policies and procedures will be effective in any of such situations or will be implemented in time, and the Fund may be adversely affected thereby.

DEPENDENCE ON KEY PERSONNEL. The Investment Manager may be dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Investment Manager were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Investment Manager may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The Investment Manager has informed the Fund that their respective investment professionals are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Investment Manager may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.

LACK OF EXCLUSIVITY. The Investment Management Agreement does not require the Investment Manager to devote all or any specified portion of its time to managing the Fund’s affairs, but only to devote so much time to such affairs as it believes is necessary in good faith. The Investment Manager and its personnel will not be restricted from forming other accounts, from entering into other investment advisory relationships or from engaging in other business activities, even if such activities may be in competition with the Fund and/or may involve substantial time and resources of the Investment Manager. These activities could be viewed as creating a conflict of interest in that the time and effort of the Investment Manager and its personnel will not be devoted exclusively to the business of the Fund but will be allocated between the business of the Fund and the management of other accounts and businesses.

DIFFERING COMPENSATION ARRANGEMENTS WITH OTHER ACCOUNTS. The Investment Manager could be subject to a conflict of interest because varying compensation arrangements among the Fund and other accounts could incentivize the Investment Manager to manage the Fund and such other accounts differently. These and other differences could make the investments made on behalf of the Fund less profitable to the Investment Manager than certain other accounts. In addition, the Investment Manager faces a conflict of interest to the extent that employees of the Investment Manager have a greater financial interest in another account over the Fund (or another account with overlapping trading strategies). To mitigate such conflicts of interest, the Investment Manager generally follows documented policies and procedures in allocating trading opportunities among its client accounts, which do not take into account the fees and/or allocations to which such accounts are subject or the financial interest that employees of the Investment Manager may have in the Fund or any other account.

INVESTMENT-RELATED RISKS

GENERAL RISKS

CREDIT RISK. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer or borrower will be unable to make principal and interest payments on its outstanding debt obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return would be adversely impacted if an issuer of debt securities or a borrower under a loan in which the Fund’s invests becomes unable to make such payments when due. Although the Fund may make investments that the Investment Manager believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment.

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. While it is expected that the majority of the Fund’s investments will be in floating rate loans, which typically re-price every 90 days, some of the Fund’s investments may be in fixed rate loans and similar debt obligations. The value of such fixed rate loans are susceptible to general changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed-income securities and convertible debt. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as three-month LIBOR, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates.

The Fund expects to invest the majority of its assets in variable and floating rate securities. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and may impact the NAV of the Fund’s shares. Interest rates, however, have recently been at or near historic lows. The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility.

COUNTERPARTY RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

FRAUD RISK. A major concern when investing in loans and other debt securities is the possibility of a material misrepresentation or omission on the part of the borrower. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

MARKET RISK. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions. U.S. and foreign securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK. The onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Investment Manager cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In general, the securities or other instruments that the Investment Manager believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio and could impact the Fund’s ability to purchase or sell securities. Other infectious illness outbreaks in the future may result in similar impacts. There is a risk that you may lose money by investing in the Fund.

Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad- ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that could impact the value of Russian investments and impair the ability of the Fund to buy, sell, receive or deliver those securities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

EUROZONE RISK. The Fund may invest from time to time in European companies and companies that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the EU or the Eurozone create risks that could materially and adversely affect the Fund’s investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies in affected countries, could also have material adverse effects on the Fund.

INVESTING IN SPAIN RISK. At launch, the Fund will have significant exposure to a pool of Spanish consumer loans through Euro denominated notes issued by a securitization vehicle. Investment in Spanish issuers or those providing exposure to the Spanish market involve risks that are specific to Spain, including, legal, regulatory, political, currency, security and economic risks. The Spanish economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis that began in 2008. In reaction to the crisis, the Spanish government introduced austerity reforms aimed at reducing its fiscal deficit to sustainable levels. Austerity reforms included, among other things, reduction in government employees’ salaries, freezing of pension funds, and suspension of public work projects. Such austerity reforms, while directed at stimulating the Spanish economy in the long-term, may have a negative short-term effect on Spain’s financial markets. Due largely to outstanding bad loans to construction companies and real estate developers, Spanish banks underwent a series of mergers to increase liquidity and made efforts to shift debt off of their balance sheets. However, reports indicate that debt levels remain high, although bank lending has contracted. In addition, unemployment rates remain high. In addition, the Spanish government is engaged in a long-running campaign against terrorism. Acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets and adversely affect the performance of the consumer loans to which the Fund has exposure. Political tensions and social conflict have escalated recently as a result of a referendum by Catalonia for independence from Spain. The secessionist movement could have a negative impact on the Spanish economy and a destabilizing effect on the country.

INVESTING IN EASTERN EUROPE. At launch, the Fund will have significant exposure to East European invoice financing receivables. The Fund may also seek other investment opportunities within Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. In addition, Eastern European markets are particularly sensitive to social, economic and currency events in Western Europe and Russia. Russia may attempt to assert its influence in the region through military measures as it has most recently in Ukraine.

Where the Fund invests in securities or other assets issued by or with exposure to companies incorporated in or whose principal operations are located in Eastern Europe, other risks may also be encountered. Legal, political, economic and fiscal uncertainties in Eastern European markets may affect the value of the Fund’s investment in such securities. The currencies in which these investments may be denominated may be unstable, may be subject to significant depreciation and may not be freely convertible. Existing laws and regulations may not be consistently applied. The markets of the countries of Eastern Europe are still in the early stages of their development, have less volume, are less highly regulated, are less liquid and experience greater volatility than more established markets. Settlement of transactions may be subject to delay and administrative uncertainties. Custodians are not able to offer the level of service and safekeeping, settlement and administration services that is customary in more developed markets, and there is a risk that the Fund will not be recognized as the owner of securities held on its behalf by a sub-custodian.

BREXIT AND CONSEQUENCES. The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (“U.K.”). The government of the U.K. held an in-or-out referendum on the U.K.’s membership in the EU on June 23, 2016. The referendum resulted in a vote in favor of the exit of the U.K. from the EU (“Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered an 11-month transition period during which the United Kingdom remained part of the European Union single market and customs union, the laws of which governed the economic, trade, and security relations between the United Kingdom and European Union. The transition period concluded on December 31, 2020, and the United Kingdom left the European Union single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the United Kingdom and European Union with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. It is not currently possible to determine the full extent to which Brexit will impact financial markets and potentially, Fund investments. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the European Union remain unclear at this stage and are likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. In particular, the decision made in the United Kingdom referendum may lead to a call for similar referenda in other European jurisdictions which may cause increased economic volatility and uncertainty in the European and global markets. This volatility and uncertainty may have an adverse effect on the economy generally and the Fund’s ability, and the ability of its investments, to execute respective strategies and to receive attractive returns.

LIBOR RISK. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests may pay interest at floating rates based on LIBOR.

Regulators and law-enforcement agencies from a number of governments, including entities in the United States, Japan, Canada and the United Kingdom, conducted civil and criminal investigations into whether the banks that contribute to the British Bankers’ Association, or the “BBA,” in connection with the calculation of daily LIBOR may have been manipulating or attempting to manipulate LIBOR. Several financial institutions have reached settlements with the Commodity Futures Trading Commission, the U.S. Department of Justice Fraud Section and the United Kingdom Financial Conduct Authority in connection with investigations by such authorities into submissions made by such financial institutions to the bodies that set LIBOR and other interbank offered rates. Additional investigations remain ongoing with respect to other major banks. There can be no assurance that there will not be additional admissions or findings of rate-setting manipulation or that manipulations of LIBOR or other similar interbank offered rates will not be shown to have occurred. Additional findings of manipulation may decrease the confidence of the market in LIBOR and lead market participants to look for alternative, non-LIBOR based types of financing, such as fixed rate loans or bonds or floating rate loans based on non-LIBOR indices.

Recently regulators around the world have determined to phase-out LIBOR by the end of 2021. At that point, all US dollar-denominated loans, derivatives and debt will reference a new rate — the Secured Overnight Funding Rate (“SOFR”) — which is a median of rates that market participants pay to borrow cash on an overnight basis, using Treasury securities as collateral. The transition from LIBOR to SOFR has been in the works for years, and recently has started to gather momentum and, not incidentally, generate complications. Both SOFR and LIBOR reflect short-term borrowing costs, but key differences between them make the transition less than straightforward. SOFR relies entirely on transaction data, whereas LIBOR is based partially on “expert judgment.” Also, SOFR is purely a daily rate — an overnight rate — as opposed to LIBOR’s seven varying rates on terms of one day to one year. Further, LIBOR incorporates a built-in credit- risk component because it represents the average cost of borrowing by a bank; by contrast, SOFR represents a “risk free” rate because it is based on US Treasury securities. Given these differences, USD LIBOR cannot simply be “swapped out” with SOFR in existing contracts that reference LIBOR — at least not without appropriate adjustments. To account for the differences in SOFR and LIBOR during the transition (and in the event that LIBOR sunsets before 2021), regulators are encouraging institutions to include “fallback” clauses in all new contracts. These clauses outline exactly how differences between SOFR and LIBOR will be calculated.

This transition could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. Abandonment of LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

EXTENSION RISK. Rising interest rates tend to extend the duration of long-term, fixed rate securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

PREPAYMENT RISK. When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower- yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Fund’s shares.

INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

RISKS OF SECURITIES ACTIVITIES. The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

HEDGING TRANSACTIONS. The Fund may utilize financial instruments, both for investment purposes and for risk management purposes: (i) to protect against possible changes in the market value of the Fund’s Investment Portfolio resulting from fluctuations in the securities markets and changes in interest rates, foreign currency and prices of reference investments; (ii) to limit losses; (iii) to enhance or preserve future returns, spreads or gains on any investment in the Fund’s portfolio; or (iv) to hedge the interest rate or currency exchange rate on any of the Fund’s liabilities or assets. The success of the Fund’s hedging strategy will depend, in part, upon the Investment Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the Portfolio Investments being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Investment Manager’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in such hedging transactions. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Fund’s portfolio holdings.

INVESTMENT OPPORTUNITIES. If it is determined by the Investment Manager that it would be appropriate for the Fund and one or more other accounts managed by the Investment Manager to participate in an investment opportunity, the Investment Manager will seek to execute orders for the Fund and all of the participating other accounts on an equitable basis, taking into account such factors as the relative amounts of capital available for new investments or net asset value, as applicable, and the investment programs and portfolio positions of the Fund and the other accounts for which participation is appropriate. Orders may be combined for all such accounts, and if any order is not filled at the same price, they may be allocated on an average price basis. Similarly, if an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis which the Investment Manager or its affiliates consider equitable .

STRATEGY AND INVESTMENT SPECIFIC RISKS

In addition to the risks generally described in this Prospectus and the SAI, the following are some of the specific risks of the investment strategy:

DEBT SECURITIES. Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that a borrower will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of a borrower or in general economic conditions (or both) may impair the ability of such person or entity to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if a borrower and issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

DEFAULT RISK. The ability of the Fund to generate income through its investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A portion of the loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans, or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

SERVICER RISK. The Fund’s direct and indirect investments in loans originated or sourced by alternative lending platforms are typically serviced by that platform or a third-party servicer. In the event that the servicer is unable to service the loan, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with these investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be recharacterized as a secured loan to the platform, as described more fully (with respect to the potential bankruptcy of a platform) above under “Regulatory Risk/ Loan Industry,” which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund.

ASSET-BACKED SECURITIES. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities and liquidity risk.

HIGH YIELD DEBT. The Fund may invest in high yield debt (or “junk bonds”). A substantial portion of the high yield debt in which the Fund intends to invest are rated below investment-grade by one or more nationally recognized statistical rating organizations or are unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit and liquidity risk than more highly rated debt obligations. Lower-rated securities may include securities that have the lowest rating or are in default. High yield debt is generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the borrower or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the borrower to make payment of principal and interest. High yield debt has historically experienced greater default rates than has been the case for investment-grade securities. The Fund may also invest in equity securities issued by entities with unrated or below investment-grade debt.

Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be in poor financial condition, experiencing poor operating results, having substantial capital needs or negative net worth or be facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. High yield debt may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. Many of these securities are not publicly traded, and therefore it may be difficult to accurately value certain portfolio securities and to obtain information as to the true condition of the issuers. Overall declines in the below investment-grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. Because investment in high yield debt involves greater investment risk, achievement of the Fund’s investment objectives will be more dependent on the Investment Manager’s analysis than would be the case if the Fund were investing in higher quality debt securities.

High yield debt may also be in the form of zero-coupon or deferred interest bonds, which are bonds which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in the interest rates than bonds that that provide for regular payments of interest.

Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. Securities that are in the lowest rating category are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default and/or to be unlikely to have the capacity to pay interest and repay principal. The secondary markets on which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the value of the Fund’s portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was rated.

SECURED DEBT. Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the loans held by the Fund may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment if one of them is forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

UNSECURED LOANS. The Fund may purchase or make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

VALUATION RISK. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident repurchase offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

ILLIQUID PORTFOLIO INVESTMENTS. It is expected that a substantial portion of the securities and instruments in which the Fund invests will not trade on any exchange and will be illiquid. The Fund generally considers “illiquid securities” to be securities or loans that cannot be sold within seven days in the ordinary course of business at approximately the value used by the Fund in determining its NAV. These instruments may be illiquid at the time an investment is made or may become and potentially stay illiquid during the pendency of an investment.

The market prices, if any, for such investments may not be readily ascertainable, and the Fund could typically be unable to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Any possible sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Investors acquiring direct loans hoping to recoup their entire principal must generally hold their loans through maturity. Direct loans may not be registered under the Securities Act, and are not listed on any securities exchange. Accordingly, those loan investments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop for direct loans and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its direct loans until maturity. The Fund may not be able to sell any of its direct loans even under circumstances when the Investment Manager believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its direct loans may be adversely affected. Moreover, certain direct loans may be subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

Some syndicated loans are not readily marketable and may be subject to restrictions on resale. Syndicated loans generally are not listed on any national securities exchange and no active trading market may exist for the syndicated loans in which the Fund may invest. When a secondary market exists, if at all, the market for some syndicated loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.

INDUSTRY CONCENTRATION RISK.      The Fund’s investments will be concentrated in the consumer finance industries. As a result, the Fund’s portfolio may be more sensitive to, and possibly more adversely affected by, regulatory, economic or political factors or trends affecting the consumer finance industries than a portfolio representing a larger number of industries and the Fund itself may present more risks than if it were broadly diversified over numerous industries. A downturn in the consumer finance industries may have a larger impact on the Fund than on an investment company that does not concentrate in such industries. At times, the performance of investments related to consumer finance industries will lag behind the performance of other industries or the broader market as a whole. A fund that concentrates its investments (invests more than 25% of its total assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the Fund’s performance will be affected by such factors.

FOCUSED INVESTMENT RISK. To the extent that the Fund focuses its investments in a particular industry, the Fund’s NAV will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

DIRECT LENDING/ORIGINATION RISK.      The Fund may invest in loans or privately placed debt securities, either of which may be directly originated by the Fund. The Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s ability or inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Investment Manager will be able to identify and make investments that are consistent with its investment objective.

Additionally, in making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund may lose money on the loan depending on, among other things, the value of the underlying collateral and the Fund’s rights to that collateral. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION. A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the Investment Manager may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) AND COLLATERALIZED DEBT OBLIGATIONS (“CDOs”). The Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the Shareholders. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. The Fund’s investments in (i) CLOs, (ii) CDOs, and (iii) warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles (“Warehouses”), in each case structured as 3(c)(1) or 3(c)(7) funds, are not included for purposes of the Fund’s 15% limitation on Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act.

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment;  (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

STRUCTURED PRODUCTS. The CLOs and other CDOs in which the Fund may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

Certain structured products may be thinly traded or have a limited trading market. CLOs and credit- linked notes are typically privately offered and sold.

SYNDICATED LOANS RISK. The syndicated loans in which the Fund will invest will primarily be rated below investment grade, but may also be unrated and of comparable credit quality. As a result, the risks associated with such syndicated loans are generally similar to the risks of other below investment grade fixed income instruments, although syndicated loans are senior and typically secured in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in below investment grade syndicated loans are considered speculative because of the credit risk of the borrowers. Such borrowers are more likely than investment grade borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income dividends. An economic downturn would generally lead to a higher non-payment rate, and a syndicated loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a syndicated loan may decline in value or become illiquid, which would adversely affect the syndicated loan’s value. Syndicated loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Syndicated loans are subject to the risk of non-payment of scheduled interest or principal. Such non- payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a syndicated loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a syndicated loan. The collateral securing a syndicated loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a borrower. Some syndicated loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such syndicated loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of syndicated loans including, in certain circumstances, invalidating such syndicated loans or causing interest previously paid to be refunded to the borrower.

Additionally, a syndicated loan may be “primed” in bankruptcy, which reduces the ability of the holders of the syndicated loan to recover on the collateral. Priming takes place when a debtor in bankruptcy is allowed to incur additional indebtedness by the bankruptcy court and such indebtedness has a senior or pari passu lien with the debtor’s existing secured indebtedness, such as existing syndicated loans or secured corporate bonds.

There may be less readily available information about most syndicated loans and the borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act, or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Syndicated loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and in addition are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Investment Manager will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Investment Manager.

The secondary trading market for syndicated loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain syndicated loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell syndicated loans quickly or at a fair price. To the extent that a secondary market does exist for certain syndicated loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Syndicated loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund’s NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in share prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of syndicated loans and other debt obligations, impairing the Fund’s NAV.

Syndicated loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of syndicated loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of syndicated loans that are considered highly levered transactions. Such sales could result in prices that, in the opinions of the Investment Manager, do not represent fair value. If the Fund attempts to sell a syndicated loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the syndicated loan may be adversely affected.

The Fund expects to acquire syndicated loans through assignments and, to a lesser extent, through participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, (i) the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation; and (ii) both the borrower and the institution selling the participation will be considered issuers for purposes of the Fund’s investment restriction concerning industry concentration. See “INVESTMENT POLICIES AND RESTRICTIONS” in the Fund’s SAI. Further, in purchasing participations in lending syndicates, the Fund may be more limited than it otherwise would be in its ability to conduct due diligence on the borrower. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the syndicated loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the syndicated loan.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the epurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and Corporate Bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price and date, thereby establishing an effective interest rate. The Fund’s use of reverse repurchase agreements, in economic essence, constitute a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms.

Reverse repurchase agreements also involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

MEZZANINE DEBT. A portion of the Fund’s debt investments may be made in certain high yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Those mezzanine investments may be issued with or without registration rights. Mezzanine investments can be unsecured and generally subordinate to other obligations of the issuer. The expected average life of the Fund’s mezzanine investments may be significantly shorter than the maturity of these investments due to prepayment rights. Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities. The Fund does not anticipate a market for its mezzanine investments, which can adversely affect the prices at which these securities can be sold. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of those lower-rated securities. Mezzanine securities are often even more subordinated than other high yield debt, as they often represent the most junior debt security in an issuer’s capital structure.

NON-PERFORMING LOANS. The Fund may invest in non-performing and sub-performing loans which often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks, and returns on such investments may not be realized for a considerable period of time.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities and liquidity risk.

COVENANT-LITE LOANS: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in CDOs, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in the borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets, and it also does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow the lender to take action based on the borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with the borrower, and even to declare a default or force a borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a company from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in or has exposure to covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in or exposure to loans with additional or more conventional covenants.

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid. Also, among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Investment Manager’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. Consequently, the Fund will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied (e.g., through a liquidation of the issuer’s assets, an exchange offer or plan of reorganization, or a payment of some amount in satisfaction of the obligation). In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

MARKETPLACE LENDING. The Investment Manager may also invest the Fund’s assets in marketplace lending investments. The Fund’s marketplace lending investments may be made through a combination of: (i) investing in loans to consumers, small- and mid-sized companies (“SMEs”) and other borrowers, including borrowers of student loans, originated through online platforms (or an affiliate) that provide a marketplace for lending (“Marketplace Loans”) through purchases of whole loans (either individually or in aggregations); (ii) investing in notes or other pass-through obligations issued by a marketplace lending platform (or an affiliate) representing the right to receive the principal and interest payments on a Marketplace Loan (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of Marketplace Loans; (iv) investing in Private Investment Funds that purchase Marketplace Loans, (v) acquiring an equity interest in a marketplace lending platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to a marketplace lending platform (or an affiliate) (the foregoing listed investments are collectively referred to herein as the “Marketplace Lending Instruments”). The Fund may invest in such Marketplace Lending Instruments without limitation, except that the Fund will limit its total investments in Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act to no more than 15% of the Fund’s total assets. Marketplace Lending Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Marketplace Loans will be made. Shares of the Fund therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

The Fund may also invest in Marketplace Lending Instruments in the form of receivables or merchant cash advances that are originated from lending platforms (collectively, “Marketplace Receivables”). Under normal circumstances, the Fund expects to invest between 0% and 25% of its net assets in Marketplace Receivables. Technically, the purchase of Marketplace Receivables is not a loan; rather, it is a commercial agreement pursuant to which the Fund provides a cash advance to a merchant in exchange for the right to receive a portion of the merchant's future receivables, up to a stated amount. However, notwithstanding this distinction, the Fund's purchase of Marketplace Receivables will be similar in many ways to its purchase of Marketplace Loans and, accordingly, references herein to the Fund's investments in Marketplace Loans should be read to include Marketplace Receivables, unless the context requires otherwise.

A substantial portion of the Marketplace Loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Marketplace Loans. With respect to Marketplace Loans secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Marketplace Loan.

Furthermore, Marketplace Loans may not contain any cross-default or similar provisions. A cross-default provision makes a default under certain debt of a borrower an automatic default on other debt of that borrower. The effect of this can be to allow other creditors to move more quickly to claim any assets of the borrower. To the extent a Marketplace Loan does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Marketplace Loan will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Marketplace Loan. If a borrower first defaults on debt obligations other than the Marketplace Loan, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Marketplace Loan if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Marketplace Loans from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower or as may otherwise be negotiated by the Fund when purchasing whole loans.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on a Marketplace Loan after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court. It is possible that the borrower’s liability on the Marketplace Loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured Marketplace Loan, unsecured creditors will receive only a fraction of any amount outstanding on their loan, if anything at all.

As Pass-Through Notes are pass-through obligations of the operators of the lending platforms, and not direct obligations of the borrowers under the underlying Marketplace Loans originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass- Through Notes even if the borrowers of the underlying Marketplace Loans timely make all payments due from them. In addition, Pass-Through Notes are non-recourse obligations (except to the extent that the operator actually receives payments from the borrower on the loan). Accordingly, lenders assume all of the borrower credit risk on the loans they fund and are not entitled to recover any deficiency of principal or interest from the operator if the borrower defaults on its payments.

There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Marketplace Lending Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

PLATFORM RELIANCE RISK. The Fund materially depends on the platforms that originate the Fund’s Marketplace Loans for loan data and the origination, sourcing and servicing of Marketplace Loans. If such platforms were unable or impaired in their ability to operate their lending business, the Investment Manager may be required to seek alternative sources of investments (e.g., Marketplace Loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies. In order to sustain its business, platforms and their affiliated entities may be dependent in large part on their ability to raise additional capital to fund their operations. If a platform and its affiliated entities are unable to raise additional funding, they may be unable to continue their operations.

The Fund may have limited knowledge about the underlying Marketplace Loans in which it invests and will be dependent upon the platform originating such loans for information on the loans. Some investors of Marketplace Loans, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each Marketplace Loan and borrower.

REGULATORY AND OTHER RISKS ASSOCIATED WITH PLATFORMS AND MARKETPLACE LOANS IN AND OUTSIDE THE U.S. The platforms in the United States through which Marketplace Loans are originated are subject to various rules and regulations issued by federal, state and local government authorities. For example, these rules may require extensive disclosure to, and consents from, applicants and borrowers and may impose multiple qualification and licensing obligations on platforms before they may conduct their business. Federal and state consumer protection laws in particular impose requirements and place restrictions on creditors in connection with extensions of credit and collections on personal loans and protection of sensitive customer data obtained in the origination and servicing thereof. A failure to comply with the applicable rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business which could impair the platform’s ability to service Marketplace Loans or collect on Marketplace Loans.

Marketplace Lending platforms located outside the United States are subject to rules and regulations of the applicable foreign jurisdiction which may subject to such platforms to more, less, similar or different regulation than those located in the United States.

RISKS RELATED TO INVESTMENTS IN RECEIVABLES OR INVOICES. The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including Marketplace Receivables. In making such investments, the Fund is dependent upon the platforms’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, a platform will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.

REGULATORY RISK/LOAN INDUSTRY. The loan industry is highly regulated and the alternative lending-related securities in which the Fund invests are subject to extensive rules and regulations issued by governmental authorities in each of the jurisdictions in which the Fund invests. These authorities also may impose obligations and restrictions on the platforms’ activities or those of other entities involved in the alternative lending process. These rules and regulations, as well as any change thereof, could increase the Fund’s or the platforms’ expenses and/or decrease the value of the Fund’s investments in alternative lending- related securities. As a result of COVID-19, changes to federal, state or local law or regulation may negatively affect the Fund’s ability to receive payments of interest and repayments of principal on its investments.

The platforms’ failure to comply with the requirements of applicable law may cause, among other things, the platforms to be required to register with or be licensed by governmental authorities and/or the revocation of requisite licenses, the voiding of loan contracts, impairment of the enforcement of loans or collection of interest, indemnification liability to contract counterparties, class action lawsuits, administrative enforcement actions and/or civil and criminal liability in the relevant jurisdiction. The evolving nature of the platforms’ respective business models may complicate their ability to determine the applicability of, and to effect compliance with, such requirements. Moreover, legal and regulatory requirements and any interpretations of those requirements are subject to periodic changes. Any such failure to comply with, or change in, applicable law necessitating new significant compliance obligations could have an adverse effect on the platforms’ compliance costs and ability to operate. The platforms could seek to pass through any increase in their costs to their borrowers or investors, such as the Fund, in the form of higher origination or servicing fees.

In connection with the sale and servicing of the whole loans, fractions of whole loans or pools of whole loans, the platforms typically make representations and warranties to investors, such as the Fund, that the loans were originated and are being serviced in accordance with and in compliance with applicable laws (and in some cases specifically with the laws described herein) in all material respects. Despite these representations and warranties, the Fund cannot guarantee that the platforms have been and will continue to be in compliance with all applicable laws. If those representations and warranties were not correct, the platforms could be required to repurchase the loans or indemnify the Fund for losses, but the Fund cannot be certain that the platform would be required and able to repurchase loans or indemnify the Fund for losses in all such cases.

In addition to laws governing the activities of lenders and servicers, a limited number of states require purchasers of certain loans, primarily consumer loans, to be licensed or registered in order to own the loans or, in certain states, to collect a rate of interest above a specified rate.

In addition, regulators, enforcement agencies and courts are increasingly considering the role of non-bank lenders. There is no guarantee that laws and regulations applicable to non-bank lenders will not change in a manner that adversely affects or restricts the Fund, including the ability of the Fund to acquire loans from the platforms, or otherwise restricts or materially increases the cost to the Fund of pursuing potential investment strategies.

Finally, increased reporting, registration, and compliance requirements may divert the attention of personnel and the management team of the Investment Manager, and may furthermore place the Fund at a competitive disadvantage to the extent that the Investment Manager or companies in which the Fund invests are required to disclose sensitive business information. The Fund will be required to bear the Fund’s expenses relating to compliance-related matters and regulatory filings.

INFRASTRUCTURE AND CONTRACTED ASSETS. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure assets consist of those assets which provide the underlying foundation of basic services, facilities and institutions upon which the growth and development of a community depends, including physical structures, networks and systems of transportation, energy, water and sewage, and communication. A contracted asset is where an infrastructure firm enters into long-term contracts to pre-sell all or a portion of its output at a pre-agreed price. Examples include toll roads, power plants with off take and/or supply agreements and assets that are subject to lease or other revenue support schemes, such as regulated utilities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to changing regulations and the effects of public corruption, resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

ROYALTIES. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as music and healthcare, among others. Included in these risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

REGULATION S SECURITIES RISK. The Fund may seek to provide exposure to Regulation S securities that are not freely tradable in the U.S. by investing through the Subsidiaries. Regulation S securities are debt or equity securities of U.S. and foreign issuers offered through private offerings exempt from registration with the SEC pursuant to Regulation S of the Securities Act. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure of other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses. The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses. See “Risks — General/Fund Structure Risks — Subsidiary Risk.”

DERIVATIVE INSTRUMENTS. The Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain. To the extent derivative instruments are counted towards the Fund’s 80% policy to invest in credit and credit-related instruments, such derivative instruments are valued on a mark to market basis.

The derivative instruments and techniques that the Fund may principally use include:

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Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

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Options. The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of a put option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

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Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the Investment Company Act and applicable SEC interpretations and guidance from time to time.

SEGREGATION AND COVERAGE RISK. Certain portfolio management techniques, such as, among other things, entering into swap agreements, using reverse repurchase agreements, futures contracts or other derivative transactions, may be considered senior securities under the Investment Company Act unless steps are taken to segregate (or earmark on the Fund’s books) the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, in some cases the Fund segregates or earmarks liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions. In cases where the Fund does not cover such transactions, such instruments may be considered senior securities and the Fund’s use of such transactions will be required to comply with the restrictions on senior securities under the Investment Company Act. The Fund may be unable to use segregated assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of or otherwise cover such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions.

In October 2020, the SEC finalized new Rule 18f-4 under the Investment Company Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. Compliance with Rule 18f-4 will not be required until approximately the middle of 2022. The new rule, among other things, limits derivatives exposure through one of two value-at-risk tests, requires funds to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and subjects funds to certain reporting requirements in respect of derivatives. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. This may impact the Fund’s approach to asset segregation and coverage requirements. In addition, Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

NON-U.S. INVESTMENTS. The Fund expects to invest a portion of its assets outside of the U.S., with a preference for those jurisdictions with a clear, well-developed and respected legal framework. Non-U.S. securities or instruments involve certain risk factors not typically associated with investing in U.S. securities or instruments, including risks relating to the following: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which the Fund’s foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) exposure to fluctuations in interest rates payable with respect to the instruments in which the Fund invests; (iii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iv) differences between the U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, regulatory change, and the possibility of expropriation or confiscatory taxation or the imposition of withholding or other taxes on dividends, interest, capital gains, other income, gross sales or disposition proceeds; (vi) the possible imposition of foreign taxes on income, gains and gross sale or other proceeds recognized with respect to such securities or instruments; and (vii) differing and potentially less well-developed or well-tested corporate laws regarding the rights of creditors and other stakeholders (including the rights of secured parties), fiduciary duties and the protection of investors.

Additionally, in emerging and developing markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging and developing market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities or financial instruments may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts. Due to the foregoing risks and complications, the costs associated with investments in emerging market securities generally are higher than for securities and other instruments of issuers based in developed countries.

In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Partnership’s performance. Existing and new laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts. The implementation or interpretation of such laws and regulations as they relate to the Funds’ activities are largely outside the Fund’s control. Moreover, while the Investment Manager intends to exercise caution in relation to the foregoing risks where known, there can be no assurance that these and other risks of investing in non-U.S. markets will not adversely affect the assets of the Fund that are held in certain countries and the Fund’s performance.

EMERGING MARKETS. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

CURRENCY RISK. The Fund may engage in practices and strategies that will result in exposure to fluctuations in foreign exchange rates, in which case the Fund will be subject to foreign currency risk. The Fund’s shares are priced in U.S. dollars and the distributions paid by the Fund to Shareholders are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Shareholders. The Fund intends to hedge exposure to reduce the risk of loss due to fluctuations in currency exchange rates relative to the U.S. dollar. There is no assurance, however, that these strategies will be available or will be used by the Fund or, if used, that they will be successful. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

HEDGING FOREIGN CURRENCY.      Hedging transactions involving currency forwards, non- deliverable forwards, currency options, and currency swaps (collectively, “Currency Instruments”) involve substantial risks, including correlation risk. While the Fund’s use of Currency Instruments, if any, to effect hedging strategies is intended to reduce the volatility of the NAV of the Fund’s Shares, the NAV of the Fund’s Shares will fluctuate. Moreover, although Currency Instruments may be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

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FOREIGN CURRENCY FORWARDS. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. In connection with its trading in forward foreign currency contracts, the Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

The Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. The Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, the Fund may hold both Canadian government bonds and Euro denominated notes, and the Investment Manager may believe that Canadian dollars will deteriorate against the Euro. The Fund would sell Canadian dollars to reduce its exposure to that currency and buy Euros. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Fund to declines in the value of the Euro relative to the U.S. dollar.

Some of the forward non-U.S. currency contracts entered into by the Fund may be classified as non- deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

•	CURRENCY OPTIONS. The Fund may also seek to hedge against the decline in the value of a currency or to enhance returns through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Such transactions in options may include exotic options on currencies, which are typically traded in OTC markets and have additional features that result in different payment structures and/or expirations. Currency options involve substantial currency risk, and may also involve credit, leverage or illiquidity risk.

•	CURRENCY SWAPS. The Fund may enter into currency swaps. Currency swaps involve the exchange of the rights of the Fund and another party to make or receive payments in specified currencies. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

LITIGATION FINANCING RISK. Investments in litigation finance can be structured in various ways. For example, the Fund may extend a loan to a law firm secured by future fee proceeds from some or all of the firm’s portfolio of cases, or the Fund may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of litigation financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor.

Other risks the Fund may face in connection with litigation financing include: (i) losses from terminated or rejected settlements, (ii) evaluations of the strength of the cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of the inability or timing uncertainty relating to collection on judgments or awards, (iv) lack of ability to control decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing their litigation strategies or otherwise, (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on litigation financing; (vii) poor case selection and lost cases; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks, (xiii) conflicts of interest and (xiv) issues associated with the treatment of the Fund’s investment for tax purposes.

EQUITY INVESTMENTS. When the Fund invests in loans and debt securities, the Fund may acquire warrants or other equity securities of borrowers as well. The Fund may also invest in warrants and equity securities directly. To the extent the Fund holds equity investments, the Fund will attempt to dispose of them and realize gains upon the disposition of such equity investments. However, the equity interests the Fund receives may not appreciate in value and, may decline in value. As a result, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

PREFERRED SECURITIES. The Fund may invest in preferred securities. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions.

INVESTMENT FUNDS. The Fund may invest in shares of open-end (mutual) funds, exchange- traded funds (“ETFs”), closed-end funds and business development companies (“BDCs”). The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of such funds (including money market funds), There is also the risk that the Fund may suffer losses due to the investment practices of such funds (such as the use of derivatives). The ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

PRIVATE INVESTMENT FUNDS. The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the Fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the Investment Management Fee and other expenses paid by the Fund. The Fund will limit its total investments in Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act to no more than 15% of the Fund’s total assets.

INVESTMENTS IN CASH, CASH-EQUIVALENT INVESTMENTS OR MONEY MARKET FUNDS. A portion of the Fund’s assets may be invested in cash, cash-equivalent investments or money market funds when, for example, other investments are unattractive, to provide a reserve for anticipated obligations of the Fund or for other temporary purposes. Although such a practice may assist in the preservation of capital, the assumption of cash positions may also impact overall investment return. Cash investment practices of the Fund may be expected, therefore, to affect total investment performance of the Fund. Although a money market fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so. The sponsor of a money market fund has no legal obligation to provide financial support to the money market fund and investors in money market funds should not expect that the sponsor will provide support to a money market fund at any time.

LIMITS OF RISK DISCLOSURES. The above discussions of the various risks that are associated with the Fund and its Shares and the related discussion of risks in the SAI include the material risks involved with an investment in the Fund of which the Fund is currently aware. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
OUTSTANDING SECURITIES

The following table shows the amounts of Common Shares of the Fund that were authorized and outstanding as of March 31, 2023:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding Exclusive of Amount Shown under Column
Class I	Unlimited	0	2,032,390

Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	2,032,390
Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITED OPERATING HISTORY. The Fund was organized on June 3, 2021 and commenced operations on December 5, 2022. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of Shares could decline.

The Fund may not succeed in meeting its objective, and its NAV may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.

Minimal Capitalization [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MINIMAL CAPITALIZATION. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements. Further, if the Fund is unable to raise sufficient capital, Shareholders may bear higher expenses due to a lack of economies of scale.

Repurchase Offers Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE OFFERS; LIMITED LIQUIDITY. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. Pursuant to this policy, the Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. Investors should understand there is likely to be little or no willingness on the Board’s part to move to the 25% level in connection with any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The NAV of the Fund’s Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “TAXES” and “TAX MATTERS” in the Fund’s SAI.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the amount of Shares that are tendered by Shareholders generally will not be determined until as many as 14 days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Distribution Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRIBUTION POLICY. The Fund’s distribution policy is to make monthly distributions of substantially all of its net investment income. Distributions cannot be assured, and the amount of each distribution is likely to vary. Distributions will be paid at least annually in amounts representing substantially all of the net investment income not previously distributed in a monthly distribution and net capital gains, if any, earned each year. All or a portion of an annual distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net investment income. Shareholders should not assume that the source of a distribution from the Fund is net investment income. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SUBSIDIARY RISK. By investing through the Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments which are securities that are not freely tradable in the U.S., such as Regulation S securities, as well as certain other securities that can only be purchased or held by a non-U.S. person or where it may be advantageous for the security or asset to be purchased or held by a non-U.S. person (“other restricted non-U.S. securities”), although may include any security that the Fund itself may invest in. The Subsidiaries are not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls each Subsidiary, and the Fund and each Subsidiary are both managed by Investment Manager making it unlikely that the Subsidiaries will take action contrary to the interests of the Fund and its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiaries, and the Fund’s role as sole shareholder of the Subsidiaries. The Subsidiaries are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or a Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiaries, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease. See “Risks — Portfolio Level Risks — Regulation S Securities Risk.”

Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEVERAGE. The Fund may use leverage. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). The Fund may finance the origination and acquisition of a portion of its investments with credit facilities, securitization financing transactions and other term borrowings of up to 33 1/3% of the Fund’s total assets, including leverage incurred through the Fund’s wholly owned subsidiaries, if any, and the value of the assets purchased with the proceeds of the Fund’s indebtedness, if any. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s Shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

The Fund anticipates that any money borrowed from a bank or other financial institution for investment purposes will accrue interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause common shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing returns to common shareholders. Developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to common shareholders. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rates and the fact that the Management Fee payable to the Investment Manager will be higher if the Fund uses leverage than if the Fund did not use leverage, and may provide a financial incentive to the Investment Manager to increase the Fund’s use of leverage.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-DIVERSIFIED STATUS. The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Legal, Tax And Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LEGAL, TAX AND REGULATORY. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory environment for leveraged investors is evolving, and changes in the direct or indirect regulation of leveraged investors may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Fund and/or limit potential investment strategies that would have otherwise been used by the Fund in order to seek to obtain higher returns.

Dependence On Investment Manager [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON THE INVESTMENT MANAGER. The success of the Fund depends upon the ability of the Investment Manager to develop and implement investment strategies that seek to achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund.

New Investment Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NEW INVESTMENT ADVISER RISK. The Investment Manager is a newly registered investment adviser and has not previously managed a registered investment company. Registered investment companies, unlike private funds are subject to certain legal and tax-related restrictions on investments. Additionally, there is no long-term track record against which an investor may judge the Investment Manager and it is possible the Investment Manager may not achieve the Fund’s intended investment objective.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MANAGEMENT RISK. The net asset value of the Fund changes based on the performance of the securities in which it invests. The Investment Manager’s judgment about the attractiveness, value and potential appreciation of a particular sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INCENTIVE FEE RISK. The Investment Management Agreement entitles the Investment Manager to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Investment Manager incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter.

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it receives that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.

The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage the Investment Manager to use leverage to increase the return on the Fund’s investments. In addition, the fact that the Management Fee is payable based upon the Fund’s average daily Managed Assets, which would include any borrowings for investment purposes, may encourage the Investment Manager to use leverage to make additional investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Risks Relating To Due Diligence [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATING TO DUE DILIGENCE. Before making Portfolio Investments, the Investment Manager will typically conduct due diligence that it deems reasonable and appropriate based on facts and circumstances. Due diligence generally entails evaluation of important and complex business, financial, tax, accounting and legal issues. Due diligence also entails operational evaluation of the company issuing Portfolio Investments, including evaluating the staffing and technological resources available to service the investments, as well as the financial well-being of the company. Outside consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment. If the Investment Manager is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

When conducting due diligence and making an assessment regarding an investment, the Investment Manager will rely on the resources available to it, including information provided by the target of the investment and, in some circumstances, third-party investigations. The due diligence investigation that the Investment Manager carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that are necessary or helpful in evaluating such investment opportunity. There can be no assurance that the Fund will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices (including, without limitation, violations of applicable anti-bribery laws, including the U.S. Foreign Corrupt Practices Act (the “FCPA”) and the U.K. Bribery Act (the “Bribery Act”)) during the due diligence phase or during its efforts to monitor the company on an ongoing basis. In the event of fraud by any company or any of its affiliates, the Fund may suffer a partial or total loss of capital invested in that company. An additional concern, particularly in the case of investments in loans, is the possibility of material misrepresentation or omission on the part of the company or the seller. Such inaccuracy or incompleteness may adversely affect the value of the Fund’s securities and/or instruments in such company and/or the valuation of the collateral underlying the loans or adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund will rely upon the accuracy and completeness of representations made by companies and/or their former owners in the due diligence process to the extent reasonable when it makes investments, but cannot guarantee such accuracy or completeness.

Broker Selection [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BROKER SELECTION, The Investment Manager may engage the services of brokers and dealers for creating investment transactions, both, for the purchase and the sale of assets. Portfolio transactions for the Fund will be allocated to brokers and dealers on the basis of best execution and in consideration of such broker’s or dealer’s ability to effect such transactions, its facilities, its reliability and financial responsibility. Accordingly, the commissions and other transaction costs (which may include dealer markups or markdowns) charged to the Fund by brokers or dealers in the foregoing circumstances may be higher than those charged by other brokers or dealers that may not offer such products or services.

Portfolio Turnover [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PORTFOLIO TURNOVER. The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Investment Manager feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Investment Manager considers portfolio changes appropriate.

Non Qualification As Regulated Investment Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-QUALIFICATION AS A REGULATED INVESTMENT COMPANY. If for any taxable year the Fund were to fail to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”), all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a regulated investment company, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “TAXES” in this Prospectus. The Investment Manager has agreed to include the impact of any such taxes (up to $1 million in each of the Fund’s first two tax years or periods) on the Fund and its shareholders within its Expense Limitation and Reimbursement Agreement.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CYBERSECURITY RISK. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

OPERATIONAL RISK. An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Reliance On Technology [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RELIANCE ON TECHNOLOGY. The Fund’s business is highly dependent on the communications and information systems of the Investment Manager and the Administrator. In addition, certain of these systems are provided to the Investment Manager by third-party service providers. Any failure or interruption of such systems, including as a result of the termination of an agreement with any such third-party service provider, could cause delays or other problems in the Fund’s activities. This, in turn, could have a material adverse effect on the Fund’s operating results.

Business Continuity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BUSINESS CONTINUITY. Various force majeure events, including acts of God, natural disasters like fire, flood or earthquakes, wars, terrorist acts, outbreaks of infectious disease, epidemics, pandemics or other serious public health concerns, cyber-attacks, technology and/or power failures, labor strikes, or geopolitical or other extraordinary, or other unforeseen circumstances or events, may materially disrupt the Investment Manager’s business and operations, or the business and operations of any counterparty or service provider to the Investment Manager or the Fund, and the Fund may be adversely affected thereby. For example, if a significant number of the Investment Manager’s personnel were to be unavailable in a force majeure event (such as war, terror attack or an outbreak of infectious disease), the Investment Manager’s ability to effectively conduct the Fund’s business could be severely compromised. In addition, the cost to the Fund, the Investment Manager or its affiliates of repairing or replacing damaged assets or systems resulting from such force majeure event could be considerable. While the Investment Manager has adopted certain policies and procedures designed to restore and/or continue the Investment Manager’s business and operations in such situations, there is no guarantee that such policies and procedures will be effective in any of such situations or will be implemented in time, and the Fund may be adversely affected thereby.

Dependence On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEPENDENCE ON KEY PERSONNEL. The Investment Manager may be dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Investment Manager were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Investment Manager may not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. The Investment Manager has informed the Fund that their respective investment professionals are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. In addition, individuals not currently associated with the Investment Manager may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals.

Lack Of Exclusivity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LACK OF EXCLUSIVITY. The Investment Management Agreement does not require the Investment Manager to devote all or any specified portion of its time to managing the Fund’s affairs, but only to devote so much time to such affairs as it believes is necessary in good faith. The Investment Manager and its personnel will not be restricted from forming other accounts, from entering into other investment advisory relationships or from engaging in other business activities, even if such activities may be in competition with the Fund and/or may involve substantial time and resources of the Investment Manager. These activities could be viewed as creating a conflict of interest in that the time and effort of the Investment Manager and its personnel will not be devoted exclusively to the business of the Fund but will be allocated between the business of the Fund and the management of other accounts and businesses.

Differing Compensation Arrangements With Other Accounts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DIFFERING COMPENSATION ARRANGEMENTS WITH OTHER ACCOUNTS. The Investment Manager could be subject to a conflict of interest because varying compensation arrangements among the Fund and other accounts could incentivize the Investment Manager to manage the Fund and such other accounts differently. These and other differences could make the investments made on behalf of the Fund less profitable to the Investment Manager than certain other accounts. In addition, the Investment Manager faces a conflict of interest to the extent that employees of the Investment Manager have a greater financial interest in another account over the Fund (or another account with overlapping trading strategies). To mitigate such conflicts of interest, the Investment Manager generally follows documented policies and procedures in allocating trading opportunities among its client accounts, which do not take into account the fees and/or allocations to which such accounts are subject or the financial interest that employees of the Investment Manager may have in the Fund or any other account.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CREDIT RISK. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer or borrower will be unable to make principal and interest payments on its outstanding debt obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return would be adversely impacted if an issuer of debt securities or a borrower under a loan in which the Fund’s invests becomes unable to make such payments when due. Although the Fund may make investments that the Investment Manager believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COUNTERPARTY RISK. Many of the markets in which the Fund effects its transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Fund is not restricted from dealing with any particular counterparty or from concentrating its investments with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Fraud Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FRAUD RISK. A major concern when investing in loans and other debt securities is the possibility of a material misrepresentation or omission on the part of the borrower. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable when it makes its investments, but cannot guarantee such accuracy or completeness. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MARKET RISK. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions. U.S. and foreign securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MARKET DISRUPTION RISK. The onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Investment Manager cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In general, the securities or other instruments that the Investment Manager believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio and could impact the Fund’s ability to purchase or sell securities. Other infectious illness outbreaks in the future may result in similar impacts. There is a risk that you may lose money by investing in the Fund.

Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad- ranging economic sanctions against Russia, including, among other actions, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; the removal by certain countries and the European Union of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The current events, including sanctions and the potential for future sanctions, including any impacting Russia’s energy sector, and other actions, and Russia’s retaliatory responses to those sanctions and actions, may continue to adversely impact the Russian economy and may result in the further decline of the value and liquidity of Russian securities, a continued weakening of the ruble and continued exchange closures, and may have other adverse consequences on the Russian economy that could impact the value of Russian investments and impair the ability of the Fund to buy, sell, receive or deliver those securities. Moreover, those events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EUROZONE RISK. The Fund may invest from time to time in European companies and companies that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the EU or the Eurozone create risks that could materially and adversely affect the Fund’s investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies in affected countries, could also have material adverse effects on the Fund.

Investing In Spain Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTING IN SPAIN RISK. At launch, the Fund will have significant exposure to a pool of Spanish consumer loans through Euro denominated notes issued by a securitization vehicle. Investment in Spanish issuers or those providing exposure to the Spanish market involve risks that are specific to Spain, including, legal, regulatory, political, currency, security and economic risks. The Spanish economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis that began in 2008. In reaction to the crisis, the Spanish government introduced austerity reforms aimed at reducing its fiscal deficit to sustainable levels. Austerity reforms included, among other things, reduction in government employees’ salaries, freezing of pension funds, and suspension of public work projects. Such austerity reforms, while directed at stimulating the Spanish economy in the long-term, may have a negative short-term effect on Spain’s financial markets. Due largely to outstanding bad loans to construction companies and real estate developers, Spanish banks underwent a series of mergers to increase liquidity and made efforts to shift debt off of their balance sheets. However, reports indicate that debt levels remain high, although bank lending has contracted. In addition, unemployment rates remain high. In addition, the Spanish government is engaged in a long-running campaign against terrorism. Acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets and adversely affect the performance of the consumer loans to which the Fund has exposure. Political tensions and social conflict have escalated recently as a result of a referendum by Catalonia for independence from Spain. The secessionist movement could have a negative impact on the Spanish economy and a destabilizing effect on the country.

Investing In Eastern Europe [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTING IN EASTERN EUROPE. At launch, the Fund will have significant exposure to East European invoice financing receivables. The Fund may also seek other investment opportunities within Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. In addition, Eastern European markets are particularly sensitive to social, economic and currency events in Western Europe and Russia. Russia may attempt to assert its influence in the region through military measures as it has most recently in Ukraine.

Where the Fund invests in securities or other assets issued by or with exposure to companies incorporated in or whose principal operations are located in Eastern Europe, other risks may also be encountered. Legal, political, economic and fiscal uncertainties in Eastern European markets may affect the value of the Fund’s investment in such securities. The currencies in which these investments may be denominated may be unstable, may be subject to significant depreciation and may not be freely convertible. Existing laws and regulations may not be consistently applied. The markets of the countries of Eastern Europe are still in the early stages of their development, have less volume, are less highly regulated, are less liquid and experience greater volatility than more established markets. Settlement of transactions may be subject to delay and administrative uncertainties. Custodians are not able to offer the level of service and safekeeping, settlement and administration services that is customary in more developed markets, and there is a risk that the Fund will not be recognized as the owner of securities held on its behalf by a sub-custodian.

Brexit And Consequences [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BREXIT AND CONSEQUENCES. The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (“U.K.”). The government of the U.K. held an in-or-out referendum on the U.K.’s membership in the EU on June 23, 2016. The referendum resulted in a vote in favor of the exit of the U.K. from the EU (“Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered an 11-month transition period during which the United Kingdom remained part of the European Union single market and customs union, the laws of which governed the economic, trade, and security relations between the United Kingdom and European Union. The transition period concluded on December 31, 2020, and the United Kingdom left the European Union single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the United Kingdom and European Union with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. It is not currently possible to determine the full extent to which Brexit will impact financial markets and potentially, Fund investments. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the European Union remain unclear at this stage and are likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. In particular, the decision made in the United Kingdom referendum may lead to a call for similar referenda in other European jurisdictions which may cause increased economic volatility and uncertainty in the European and global markets. This volatility and uncertainty may have an adverse effect on the economy generally and the Fund’s ability, and the ability of its investments, to execute respective strategies and to receive attractive returns.

Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR RISK. Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests may pay interest at floating rates based on LIBOR.

Regulators and law-enforcement agencies from a number of governments, including entities in the United States, Japan, Canada and the United Kingdom, conducted civil and criminal investigations into whether the banks that contribute to the British Bankers’ Association, or the “BBA,” in connection with the calculation of daily LIBOR may have been manipulating or attempting to manipulate LIBOR. Several financial institutions have reached settlements with the Commodity Futures Trading Commission, the U.S. Department of Justice Fraud Section and the United Kingdom Financial Conduct Authority in connection with investigations by such authorities into submissions made by such financial institutions to the bodies that set LIBOR and other interbank offered rates. Additional investigations remain ongoing with respect to other major banks. There can be no assurance that there will not be additional admissions or findings of rate-setting manipulation or that manipulations of LIBOR or other similar interbank offered rates will not be shown to have occurred. Additional findings of manipulation may decrease the confidence of the market in LIBOR and lead market participants to look for alternative, non-LIBOR based types of financing, such as fixed rate loans or bonds or floating rate loans based on non-LIBOR indices.

Recently regulators around the world have determined to phase-out LIBOR by the end of 2021. At that point, all US dollar-denominated loans, derivatives and debt will reference a new rate — the Secured Overnight Funding Rate (“SOFR”) — which is a median of rates that market participants pay to borrow cash on an overnight basis, using Treasury securities as collateral. The transition from LIBOR to SOFR has been in the works for years, and recently has started to gather momentum and, not incidentally, generate complications. Both SOFR and LIBOR reflect short-term borrowing costs, but key differences between them make the transition less than straightforward. SOFR relies entirely on transaction data, whereas LIBOR is based partially on “expert judgment.” Also, SOFR is purely a daily rate — an overnight rate — as opposed to LIBOR’s seven varying rates on terms of one day to one year. Further, LIBOR incorporates a built-in credit- risk component because it represents the average cost of borrowing by a bank; by contrast, SOFR represents a “risk free” rate because it is based on US Treasury securities. Given these differences, USD LIBOR cannot simply be “swapped out” with SOFR in existing contracts that reference LIBOR — at least not without appropriate adjustments. To account for the differences in SOFR and LIBOR during the transition (and in the event that LIBOR sunsets before 2021), regulators are encouraging institutions to include “fallback” clauses in all new contracts. These clauses outline exactly how differences between SOFR and LIBOR will be calculated.

This transition could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. Abandonment of LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EXTENSION RISK. Rising interest rates tend to extend the duration of long-term, fixed rate securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREPAYMENT RISK. When interest rates decline, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REINVESTMENT RISK. Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing the Fund to invest in lower- yielding securities. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Fund’s shares.

Inflation Or Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFLATION/DEFLATION RISK. Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Risks Of Securities Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS OF SECURITIES ACTIVITIES. The Fund will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Manager will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

Hedging Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HEDGING TRANSACTIONS. The Fund may utilize financial instruments, both for investment purposes and for risk management purposes: (i) to protect against possible changes in the market value of the Fund’s Investment Portfolio resulting from fluctuations in the securities markets and changes in interest rates, foreign currency and prices of reference investments; (ii) to limit losses; (iii) to enhance or preserve future returns, spreads or gains on any investment in the Fund’s portfolio; or (iv) to hedge the interest rate or currency exchange rate on any of the Fund’s liabilities or assets. The success of the Fund’s hedging strategy will depend, in part, upon the Investment Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the Portfolio Investments being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Investment Manager’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if it had not engaged in such hedging transactions. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Fund’s portfolio holdings.

Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT OPPORTUNITIES. If it is determined by the Investment Manager that it would be appropriate for the Fund and one or more other accounts managed by the Investment Manager to participate in an investment opportunity, the Investment Manager will seek to execute orders for the Fund and all of the participating other accounts on an equitable basis, taking into account such factors as the relative amounts of capital available for new investments or net asset value, as applicable, and the investment programs and portfolio positions of the Fund and the other accounts for which participation is appropriate. Orders may be combined for all such accounts, and if any order is not filled at the same price, they may be allocated on an average price basis. Similarly, if an order on behalf of more than one account cannot be fully executed under prevailing market conditions, securities may be allocated among the different accounts on a basis which the Investment Manager or its affiliates consider equitable .

Debts Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEBT SECURITIES. Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that a borrower will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of a borrower or in general economic conditions (or both) may impair the ability of such person or entity to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if a borrower and issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DEFAULT RISK. The ability of the Fund to generate income through its investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A portion of the loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of third parties, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loans. Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its loans and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loans, or it may impair a third party’s ability to collect, on behalf of the Fund, on the loan upon default. To the extent that a loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying an unsecured loan because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s liability on its loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

Servicer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SERVICER RISK. The Fund’s direct and indirect investments in loans originated or sourced by alternative lending platforms are typically serviced by that platform or a third-party servicer. In the event that the servicer is unable to service the loan, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with these investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be recharacterized as a secured loan to the platform, as described more fully (with respect to the potential bankruptcy of a platform) above under “Regulatory Risk/ Loan Industry,” which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund.

Assets Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ASSET-BACKED SECURITIES. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities and liquidity risk.

High Yield Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HIGH YIELD DEBT. The Fund may invest in high yield debt (or “junk bonds”). A substantial portion of the high yield debt in which the Fund intends to invest are rated below investment-grade by one or more nationally recognized statistical rating organizations or are unrated but of comparable credit quality to obligations rated below investment-grade, and have greater credit and liquidity risk than more highly rated debt obligations. Lower-rated securities may include securities that have the lowest rating or are in default. High yield debt is generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the borrower or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the borrower to make payment of principal and interest. High yield debt has historically experienced greater default rates than has been the case for investment-grade securities. The Fund may also invest in equity securities issued by entities with unrated or below investment-grade debt.

Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be in poor financial condition, experiencing poor operating results, having substantial capital needs or negative net worth or be facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. High yield debt may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. Many of these securities are not publicly traded, and therefore it may be difficult to accurately value certain portfolio securities and to obtain information as to the true condition of the issuers. Overall declines in the below investment-grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. Because investment in high yield debt involves greater investment risk, achievement of the Fund’s investment objectives will be more dependent on the Investment Manager’s analysis than would be the case if the Fund were investing in higher quality debt securities.

High yield debt may also be in the form of zero-coupon or deferred interest bonds, which are bonds which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in the interest rates than bonds that that provide for regular payments of interest.

Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities, including a high degree of credit risk. Lower-rated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated securities may be more complex than for issuers/issues of higher quality debt securities. Securities that are in the lowest rating category are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default and/or to be unlikely to have the capacity to pay interest and repay principal. The secondary markets on which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the value of the Fund’s portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was rated.

Secured Debts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SECURED DEBT. Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the loans held by the Fund may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment if one of them is forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

UNSECURED LOANS. The Fund may purchase or make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

VALUATION RISK. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the Shares of Shareholders who do not tender their Shares in any coincident repurchase offer and a windfall to tendering Shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to Shareholders remaining in the Fund, but a shortfall to tendering Shareholders.

Illiquid Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ILLIQUID PORTFOLIO INVESTMENTS. It is expected that a substantial portion of the securities and instruments in which the Fund invests will not trade on any exchange and will be illiquid. The Fund generally considers “illiquid securities” to be securities or loans that cannot be sold within seven days in the ordinary course of business at approximately the value used by the Fund in determining its NAV. These instruments may be illiquid at the time an investment is made or may become and potentially stay illiquid during the pendency of an investment.

The market prices, if any, for such investments may not be readily ascertainable, and the Fund could typically be unable to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Any possible sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Investors acquiring direct loans hoping to recoup their entire principal must generally hold their loans through maturity. Direct loans may not be registered under the Securities Act, and are not listed on any securities exchange. Accordingly, those loan investments may not be transferred unless they are first registered under the Securities Act and all applicable state or foreign securities laws or the transfer qualifies for exemption from such registration. A reliable secondary market has yet to develop, nor may one ever develop for direct loans and, as such, these investments should be considered illiquid. Until an active secondary market develops, the Fund intends to primarily hold its direct loans until maturity. The Fund may not be able to sell any of its direct loans even under circumstances when the Investment Manager believes it would be in the best interests of the Fund to sell such investments. In such circumstances, the overall returns to the Fund from its direct loans may be adversely affected. Moreover, certain direct loans may be subject to certain additional significant restrictions on transferability. Although the Fund may attempt to increase its liquidity by borrowing from a bank or other institution, its assets may not readily be accepted as collateral for such borrowing.

Some syndicated loans are not readily marketable and may be subject to restrictions on resale. Syndicated loans generally are not listed on any national securities exchange and no active trading market may exist for the syndicated loans in which the Fund may invest. When a secondary market exists, if at all, the market for some syndicated loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or are subject to restrictions on resale.

Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INDUSTRY CONCENTRATION RISK.      The Fund’s investments will be concentrated in the consumer finance industries. As a result, the Fund’s portfolio may be more sensitive to, and possibly more adversely affected by, regulatory, economic or political factors or trends affecting the consumer finance industries than a portfolio representing a larger number of industries and the Fund itself may present more risks than if it were broadly diversified over numerous industries. A downturn in the consumer finance industries may have a larger impact on the Fund than on an investment company that does not concentrate in such industries. At times, the performance of investments related to consumer finance industries will lag behind the performance of other industries or the broader market as a whole. A fund that concentrates its investments (invests more than 25% of its total assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the Fund’s performance will be affected by such factors.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FOCUSED INVESTMENT RISK. To the extent that the Fund focuses its investments in a particular industry, the Fund’s NAV will be more susceptible to events or factors affecting companies in that industry. These may include, but are not limited to, governmental regulation, inflation, rising interest rates, cost increases in raw materials, fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, increased costs associated with compliance with environmental or other regulation and other economic, market, political or other developments specific to that industry. Also, the Fund may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens and whose securities may react similarly to the types of events and factors described above, which will subject the Fund to greater risk. The Fund also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular country or geographic region.

Direct Lending Or Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DIRECT LENDING/ORIGINATION RISK.      The Fund may invest in loans or privately placed debt securities, either of which may be directly originated by the Fund. The Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s ability or inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Investment Manager will be able to identify and make investments that are consistent with its investment objective.

Additionally, in making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund may lose money on the loan depending on, among other things, the value of the underlying collateral and the Fund’s rights to that collateral. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt (e.g., the mortgage or, in the case of a mezzanine loan, the pledge). This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Lender Liability Considerations And Equitable Subordination [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION. A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (a) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (b) engages in other inequitable conduct to the detriment of such other creditors, (c) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (d) uses its influence as a stockholder to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.”

Because affiliates of, or persons related to, the Investment Manager may hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

Collateralized Loan Obligations And Collateralized Debt Obligations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COLLATERALIZED LOAN OBLIGATIONS (“CLOs”) AND COLLATERALIZED DEBT OBLIGATIONS (“CDOs”). The Fund may invest in CLOs and CDOs. CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Investors in CLOs and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving S&P Global Ratings (“S&P”) ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Because the loans held in the pool often may be prepaid without penalty or premium, CLOs and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the Shareholders. The credit characteristics of CLOs and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most CLOs and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. The Fund’s investments in (i) CLOs, (ii) CDOs, and (iii) warehouses, which are financing structures created prior to and in anticipation of CLO or CDO closings and issuing securities and are intended to aggregate direct loans, corporate loans and/or other debt obligations that may be used to form the basis of CLO or CDO vehicles (“Warehouses”), in each case structured as 3(c)(1) or 3(c)(7) funds, are not included for purposes of the Fund’s 15% limitation on Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act.

In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry other risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality, or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CLOs and CDOs that are subordinate to other tranches, diminishing the likelihood of payment;  (iv) the structure and complexity of the transaction and the legal documents could lead to disputes with the issuer or unexpected investment results; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the manager of the CLO or CDO may perform poorly.

Structured Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

STRUCTURED PRODUCTS. The CLOs and other CDOs in which the Fund may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of assets underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below-market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.

Certain structured products may be thinly traded or have a limited trading market. CLOs and credit- linked notes are typically privately offered and sold.

Syndicated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SYNDICATED LOANS RISK. The syndicated loans in which the Fund will invest will primarily be rated below investment grade, but may also be unrated and of comparable credit quality. As a result, the risks associated with such syndicated loans are generally similar to the risks of other below investment grade fixed income instruments, although syndicated loans are senior and typically secured in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in below investment grade syndicated loans are considered speculative because of the credit risk of the borrowers. Such borrowers are more likely than investment grade borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income dividends. An economic downturn would generally lead to a higher non-payment rate, and a syndicated loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a syndicated loan may decline in value or become illiquid, which would adversely affect the syndicated loan’s value. Syndicated loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Syndicated loans are subject to the risk of non-payment of scheduled interest or principal. Such non- payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurance that the liquidation of any collateral securing a syndicated loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a syndicated loan. The collateral securing a syndicated loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a borrower. Some syndicated loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such syndicated loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of syndicated loans including, in certain circumstances, invalidating such syndicated loans or causing interest previously paid to be refunded to the borrower.

Additionally, a syndicated loan may be “primed” in bankruptcy, which reduces the ability of the holders of the syndicated loan to recover on the collateral. Priming takes place when a debtor in bankruptcy is allowed to incur additional indebtedness by the bankruptcy court and such indebtedness has a senior or pari passu lien with the debtor’s existing secured indebtedness, such as existing syndicated loans or secured corporate bonds.

There may be less readily available information about most syndicated loans and the borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act, or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Syndicated loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and in addition are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Investment Manager will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of the Investment Manager.

The secondary trading market for syndicated loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain syndicated loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell syndicated loans quickly or at a fair price. To the extent that a secondary market does exist for certain syndicated loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Syndicated loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund’s NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in share prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of syndicated loans and other debt obligations, impairing the Fund’s NAV.

Syndicated loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of syndicated loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of syndicated loans that are considered highly levered transactions. Such sales could result in prices that, in the opinions of the Investment Manager, do not represent fair value. If the Fund attempts to sell a syndicated loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the syndicated loan may be adversely affected.

The Fund expects to acquire syndicated loans through assignments and, to a lesser extent, through participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, (i) the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation; and (ii) both the borrower and the institution selling the participation will be considered issuers for purposes of the Fund’s investment restriction concerning industry concentration. See “INVESTMENT POLICIES AND RESTRICTIONS” in the Fund’s SAI. Further, in purchasing participations in lending syndicates, the Fund may be more limited than it otherwise would be in its ability to conduct due diligence on the borrower. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the syndicated loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the syndicated loan.

Repurchase Agreements And Reverse Repurchase Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the epurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and Corporate Bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price and date, thereby establishing an effective interest rate. The Fund’s use of reverse repurchase agreements, in economic essence, constitute a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms.

Reverse repurchase agreements also involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MEZZANINE DEBT. A portion of the Fund’s debt investments may be made in certain high yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Those mezzanine investments may be issued with or without registration rights. Mezzanine investments can be unsecured and generally subordinate to other obligations of the issuer. The expected average life of the Fund’s mezzanine investments may be significantly shorter than the maturity of these investments due to prepayment rights. Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities. The Fund does not anticipate a market for its mezzanine investments, which can adversely affect the prices at which these securities can be sold. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of those lower-rated securities. Mezzanine securities are often even more subordinated than other high yield debt, as they often represent the most junior debt security in an issuer’s capital structure.

Non Performing Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-PERFORMING LOANS. The Fund may invest in non-performing and sub-performing loans which often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks, and returns on such investments may not be realized for a considerable period of time.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities and liquidity risk.

Covenant Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

COVENANT-LITE LOANS: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in CDOs, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in the borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets, and it also does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow the lender to take action based on the borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with the borrower, and even to declare a default or force a borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a company from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in or has exposure to covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in or exposure to loans with additional or more conventional covenants.

Distressed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DISTRESSED SECURITIES. Certain of the companies in whose securities the Fund may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic factors affecting a particular industry or specific developments within the companies. Such investments can result in significant or even total losses. In addition, the markets for distressed investment assets are frequently illiquid. Also, among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Investment Manager’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

In liquidation (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful (due to, for example, failure to obtain requisite approvals), will be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security in respect to which such distribution was made. Consequently, the Fund will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied (e.g., through a liquidation of the issuer’s assets, an exchange offer or plan of reorganization, or a payment of some amount in satisfaction of the obligation). In certain transactions, the Fund may not be “hedged” against market fluctuations, or, in liquidation situations, may not accurately value the assets of the company being liquidated. This can result in losses, even if the proposed transaction is consummated.

Marketplace Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MARKETPLACE LENDING. The Investment Manager may also invest the Fund’s assets in marketplace lending investments. The Fund’s marketplace lending investments may be made through a combination of: (i) investing in loans to consumers, small- and mid-sized companies (“SMEs”) and other borrowers, including borrowers of student loans, originated through online platforms (or an affiliate) that provide a marketplace for lending (“Marketplace Loans”) through purchases of whole loans (either individually or in aggregations); (ii) investing in notes or other pass-through obligations issued by a marketplace lending platform (or an affiliate) representing the right to receive the principal and interest payments on a Marketplace Loan (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of Marketplace Loans; (iv) investing in Private Investment Funds that purchase Marketplace Loans, (v) acquiring an equity interest in a marketplace lending platform (or an affiliate); and (vi) providing loans, credit lines or other extensions of credit to a marketplace lending platform (or an affiliate) (the foregoing listed investments are collectively referred to herein as the “Marketplace Lending Instruments”). The Fund may invest in such Marketplace Lending Instruments without limitation, except that the Fund will limit its total investments in Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act to no more than 15% of the Fund’s total assets. Marketplace Lending Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Marketplace Loans will be made. Shares of the Fund therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

The Fund may also invest in Marketplace Lending Instruments in the form of receivables or merchant cash advances that are originated from lending platforms (collectively, “Marketplace Receivables”). Under normal circumstances, the Fund expects to invest between 0% and 25% of its net assets in Marketplace Receivables. Technically, the purchase of Marketplace Receivables is not a loan; rather, it is a commercial agreement pursuant to which the Fund provides a cash advance to a merchant in exchange for the right to receive a portion of the merchant's future receivables, up to a stated amount. However, notwithstanding this distinction, the Fund's purchase of Marketplace Receivables will be similar in many ways to its purchase of Marketplace Loans and, accordingly, references herein to the Fund's investments in Marketplace Loans should be read to include Marketplace Receivables, unless the context requires otherwise.

A substantial portion of the Marketplace Loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Marketplace Loans. With respect to Marketplace Loans secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Marketplace Loan.

Furthermore, Marketplace Loans may not contain any cross-default or similar provisions. A cross-default provision makes a default under certain debt of a borrower an automatic default on other debt of that borrower. The effect of this can be to allow other creditors to move more quickly to claim any assets of the borrower. To the extent a Marketplace Loan does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Marketplace Loan will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Marketplace Loan. If a borrower first defaults on debt obligations other than the Marketplace Loan, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Marketplace Loan if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Marketplace Loans from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower or as may otherwise be negotiated by the Fund when purchasing whole loans.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on a Marketplace Loan after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court. It is possible that the borrower’s liability on the Marketplace Loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured Marketplace Loan, unsecured creditors will receive only a fraction of any amount outstanding on their loan, if anything at all.

As Pass-Through Notes are pass-through obligations of the operators of the lending platforms, and not direct obligations of the borrowers under the underlying Marketplace Loans originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass- Through Notes even if the borrowers of the underlying Marketplace Loans timely make all payments due from them. In addition, Pass-Through Notes are non-recourse obligations (except to the extent that the operator actually receives payments from the borrower on the loan). Accordingly, lenders assume all of the borrower credit risk on the loans they fund and are not entitled to recover any deficiency of principal or interest from the operator if the borrower defaults on its payments.

There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Marketplace Lending Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

Platform Reliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PLATFORM RELIANCE RISK. The Fund materially depends on the platforms that originate the Fund’s Marketplace Loans for loan data and the origination, sourcing and servicing of Marketplace Loans. If such platforms were unable or impaired in their ability to operate their lending business, the Investment Manager may be required to seek alternative sources of investments (e.g., Marketplace Loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies. In order to sustain its business, platforms and their affiliated entities may be dependent in large part on their ability to raise additional capital to fund their operations. If a platform and its affiliated entities are unable to raise additional funding, they may be unable to continue their operations.

The Fund may have limited knowledge about the underlying Marketplace Loans in which it invests and will be dependent upon the platform originating such loans for information on the loans. Some investors of Marketplace Loans, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each Marketplace Loan and borrower.

Regulatory And Other Risks Associated With Platforms And Marketplace Loans In And Outside U S [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REGULATORY AND OTHER RISKS ASSOCIATED WITH PLATFORMS AND MARKETPLACE LOANS IN AND OUTSIDE THE U.S. The platforms in the United States through which Marketplace Loans are originated are subject to various rules and regulations issued by federal, state and local government authorities. For example, these rules may require extensive disclosure to, and consents from, applicants and borrowers and may impose multiple qualification and licensing obligations on platforms before they may conduct their business. Federal and state consumer protection laws in particular impose requirements and place restrictions on creditors in connection with extensions of credit and collections on personal loans and protection of sensitive customer data obtained in the origination and servicing thereof. A failure to comply with the applicable rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business which could impair the platform’s ability to service Marketplace Loans or collect on Marketplace Loans.

Marketplace Lending platforms located outside the United States are subject to rules and regulations of the applicable foreign jurisdiction which may subject to such platforms to more, less, similar or different regulation than those located in the United States.

Risks Related To Investments In Receivables Or Invoices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS RELATED TO INVESTMENTS IN RECEIVABLES OR INVOICES. The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including Marketplace Receivables. In making such investments, the Fund is dependent upon the platforms’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, a platform will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.

Regulatory Risk Or Loan Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REGULATORY RISK/LOAN INDUSTRY. The loan industry is highly regulated and the alternative lending-related securities in which the Fund invests are subject to extensive rules and regulations issued by governmental authorities in each of the jurisdictions in which the Fund invests. These authorities also may impose obligations and restrictions on the platforms’ activities or those of other entities involved in the alternative lending process. These rules and regulations, as well as any change thereof, could increase the Fund’s or the platforms’ expenses and/or decrease the value of the Fund’s investments in alternative lending- related securities. As a result of COVID-19, changes to federal, state or local law or regulation may negatively affect the Fund’s ability to receive payments of interest and repayments of principal on its investments.

The platforms’ failure to comply with the requirements of applicable law may cause, among other things, the platforms to be required to register with or be licensed by governmental authorities and/or the revocation of requisite licenses, the voiding of loan contracts, impairment of the enforcement of loans or collection of interest, indemnification liability to contract counterparties, class action lawsuits, administrative enforcement actions and/or civil and criminal liability in the relevant jurisdiction. The evolving nature of the platforms’ respective business models may complicate their ability to determine the applicability of, and to effect compliance with, such requirements. Moreover, legal and regulatory requirements and any interpretations of those requirements are subject to periodic changes. Any such failure to comply with, or change in, applicable law necessitating new significant compliance obligations could have an adverse effect on the platforms’ compliance costs and ability to operate. The platforms could seek to pass through any increase in their costs to their borrowers or investors, such as the Fund, in the form of higher origination or servicing fees.

In connection with the sale and servicing of the whole loans, fractions of whole loans or pools of whole loans, the platforms typically make representations and warranties to investors, such as the Fund, that the loans were originated and are being serviced in accordance with and in compliance with applicable laws (and in some cases specifically with the laws described herein) in all material respects. Despite these representations and warranties, the Fund cannot guarantee that the platforms have been and will continue to be in compliance with all applicable laws. If those representations and warranties were not correct, the platforms could be required to repurchase the loans or indemnify the Fund for losses, but the Fund cannot be certain that the platform would be required and able to repurchase loans or indemnify the Fund for losses in all such cases.

In addition to laws governing the activities of lenders and servicers, a limited number of states require purchasers of certain loans, primarily consumer loans, to be licensed or registered in order to own the loans or, in certain states, to collect a rate of interest above a specified rate.

In addition, regulators, enforcement agencies and courts are increasingly considering the role of non-bank lenders. There is no guarantee that laws and regulations applicable to non-bank lenders will not change in a manner that adversely affects or restricts the Fund, including the ability of the Fund to acquire loans from the platforms, or otherwise restricts or materially increases the cost to the Fund of pursuing potential investment strategies.

Finally, increased reporting, registration, and compliance requirements may divert the attention of personnel and the management team of the Investment Manager, and may furthermore place the Fund at a competitive disadvantage to the extent that the Investment Manager or companies in which the Fund invests are required to disclose sensitive business information. The Fund will be required to bear the Fund’s expenses relating to compliance-related matters and regulatory filings.

Infrastructure And Contracted Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INFRASTRUCTURE AND CONTRACTED ASSETS. The Fund may invest its assets in securities issued by companies in the infrastructure industry. Infrastructure assets consist of those assets which provide the underlying foundation of basic services, facilities and institutions upon which the growth and development of a community depends, including physical structures, networks and systems of transportation, energy, water and sewage, and communication. A contracted asset is where an infrastructure firm enters into long-term contracts to pre-sell all or a portion of its output at a pre-agreed price. Examples include toll roads, power plants with off take and/or supply agreements and assets that are subject to lease or other revenue support schemes, such as regulated utilities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects, especially in emerging markets, may be subject to changing regulations and the effects of public corruption, resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

Royalties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ROYALTIES. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as music and healthcare, among others. Included in these risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

Regulation S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REGULATION S SECURITIES RISK. The Fund may seek to provide exposure to Regulation S securities that are not freely tradable in the U.S. by investing through the Subsidiaries. Regulation S securities are debt or equity securities of U.S. and foreign issuers offered through private offerings exempt from registration with the SEC pursuant to Regulation S of the Securities Act. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure of other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses. The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses. See “Risks — General/Fund Structure Risks — Subsidiary Risk.”

Derivative Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

DERIVATIVE INSTRUMENTS. The Fund may use options, swaps, futures contracts, forward agreements and other derivatives contracts. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain. To the extent derivative instruments are counted towards the Fund’s 80% policy to invest in credit and credit-related instruments, such derivative instruments are valued on a mark to market basis.

The derivative instruments and techniques that the Fund may principally use include:

•

Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

•

Options. The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of or with a custodian to fulfill the obligation undertaken. The sale of a put option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

•

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Certain standardized swaps are now subject to mandatory central clearing requirements and others are now required to be exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty and liquidity risk, they do not make swap transactions risk-free. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect. The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the Investment Company Act and applicable SEC interpretations and guidance from time to time.

Segregation And Coverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SEGREGATION AND COVERAGE RISK. Certain portfolio management techniques, such as, among other things, entering into swap agreements, using reverse repurchase agreements, futures contracts or other derivative transactions, may be considered senior securities under the Investment Company Act unless steps are taken to segregate (or earmark on the Fund’s books) the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, in some cases the Fund segregates or earmarks liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions. In cases where the Fund does not cover such transactions, such instruments may be considered senior securities and the Fund’s use of such transactions will be required to comply with the restrictions on senior securities under the Investment Company Act. The Fund may be unable to use segregated assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of or otherwise cover such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions.

In October 2020, the SEC finalized new Rule 18f-4 under the Investment Company Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. Compliance with Rule 18f-4 will not be required until approximately the middle of 2022. The new rule, among other things, limits derivatives exposure through one of two value-at-risk tests, requires funds to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and subjects funds to certain reporting requirements in respect of derivatives. Limited derivatives users (as determined by Rule 18f-4) are not, however, subject to the full requirements under the rule. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework for covering derivatives and certain financial instruments arising from the SEC’s Release 10666 and ensuing staff guidance. This may impact the Fund’s approach to asset segregation and coverage requirements. In addition, Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

Non U S Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

NON-U.S. INVESTMENTS. The Fund expects to invest a portion of its assets outside of the U.S., with a preference for those jurisdictions with a clear, well-developed and respected legal framework. Non-U.S. securities or instruments involve certain risk factors not typically associated with investing in U.S. securities or instruments, including risks relating to the following: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which the Fund’s foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) exposure to fluctuations in interest rates payable with respect to the instruments in which the Fund invests; (iii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iv) differences between the U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, regulatory change, and the possibility of expropriation or confiscatory taxation or the imposition of withholding or other taxes on dividends, interest, capital gains, other income, gross sales or disposition proceeds; (vi) the possible imposition of foreign taxes on income, gains and gross sale or other proceeds recognized with respect to such securities or instruments; and (vii) differing and potentially less well-developed or well-tested corporate laws regarding the rights of creditors and other stakeholders (including the rights of secured parties), fiduciary duties and the protection of investors.

Additionally, in emerging and developing markets, there is often less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers, counterparties and issuers than in other more established markets. Any regulatory supervision which is in place may be subject to manipulation or control. Some emerging and developing market countries do not have mature legal systems comparable to those of more developed countries. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments, which could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities or financial instruments may not exist or may be subject to inconsistent or arbitrary appreciation or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund may also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts. Due to the foregoing risks and complications, the costs associated with investments in emerging market securities generally are higher than for securities and other instruments of issuers based in developed countries.

In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Partnership’s performance. Existing and new laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts. The implementation or interpretation of such laws and regulations as they relate to the Funds’ activities are largely outside the Fund’s control. Moreover, while the Investment Manager intends to exercise caution in relation to the foregoing risks where known, there can be no assurance that these and other risks of investing in non-U.S. markets will not adversely affect the assets of the Fund that are held in certain countries and the Fund’s performance.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EMERGING MARKETS. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CURRENCY RISK. The Fund may engage in practices and strategies that will result in exposure to fluctuations in foreign exchange rates, in which case the Fund will be subject to foreign currency risk. The Fund’s shares are priced in U.S. dollars and the distributions paid by the Fund to Shareholders are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to Shareholders. The Fund intends to hedge exposure to reduce the risk of loss due to fluctuations in currency exchange rates relative to the U.S. dollar. There is no assurance, however, that these strategies will be available or will be used by the Fund or, if used, that they will be successful. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.

Hedging Foreign Currency [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

HEDGING FOREIGN CURRENCY.      Hedging transactions involving currency forwards, non- deliverable forwards, currency options, and currency swaps (collectively, “Currency Instruments”) involve substantial risks, including correlation risk. While the Fund’s use of Currency Instruments, if any, to effect hedging strategies is intended to reduce the volatility of the NAV of the Fund’s Shares, the NAV of the Fund’s Shares will fluctuate. Moreover, although Currency Instruments may be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

•

FOREIGN CURRENCY FORWARDS. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. In connection with its trading in forward foreign currency contracts, the Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

The Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. The Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, the Fund may hold both Canadian government bonds and Euro denominated notes, and the Investment Manager may believe that Canadian dollars will deteriorate against the Euro. The Fund would sell Canadian dollars to reduce its exposure to that currency and buy Euros. This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose the Fund to declines in the value of the Euro relative to the U.S. dollar.

Some of the forward non-U.S. currency contracts entered into by the Fund may be classified as non- deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

•	CURRENCY OPTIONS. The Fund may also seek to hedge against the decline in the value of a currency or to enhance returns through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. Such transactions in options may include exotic options on currencies, which are typically traded in OTC markets and have additional features that result in different payment structures and/or expirations. Currency options involve substantial currency risk, and may also involve credit, leverage or illiquidity risk.

•	CURRENCY SWAPS. The Fund may enter into currency swaps. Currency swaps involve the exchange of the rights of the Fund and another party to make or receive payments in specified currencies. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Litigation Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LITIGATION FINANCING RISK. Investments in litigation finance can be structured in various ways. For example, the Fund may extend a loan to a law firm secured by future fee proceeds from some or all of the firm’s portfolio of cases, or the Fund may advance funds to a party in a lawsuit or their counsel in return for a share of litigation proceeds or other financial reward if the party is successful. Where a loan is secured by litigation proceeds, or where the recipient of litigation financing is not obligated to make any payment unless and until litigation proceeds are actually received by the litigant or their counsel, the Fund could suffer a complete loss of the capital invested if the matter fails to be resolved in the recipient’s favor.

Other risks the Fund may face in connection with litigation financing include: (i) losses from terminated or rejected settlements, (ii) evaluations of the strength of the cases, claims or settlements may turn out to be inaccurate; (iii) losses as a result of the inability or timing uncertainty relating to collection on judgments or awards, (iv) lack of ability to control decisions of lawyers acting pursuant to their professional duties in connection with formulating and implementing their litigation strategies or otherwise, (v) expenses and uncertainties involving reliance on outside counsel and experts; (vi) changes in law, regulations or professional standards on litigation financing; (vii) poor case selection and lost cases; (viii) timing or delays inherent to litigation; (ix) changes in counsel; (x) costs of litigation; (xi) inability of a defendant to pay a judgement or settlement; (xii) general competition and industry-related risks, (xiii) conflicts of interest and (xiv) issues associated with the treatment of the Fund’s investment for tax purposes.

Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

EQUITY INVESTMENTS. When the Fund invests in loans and debt securities, the Fund may acquire warrants or other equity securities of borrowers as well. The Fund may also invest in warrants and equity securities directly. To the extent the Fund holds equity investments, the Fund will attempt to dispose of them and realize gains upon the disposition of such equity investments. However, the equity interests the Fund receives may not appreciate in value and, may decline in value. As a result, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Warrants are securities that give the holder the right, but not the obligation, to purchase equity securities of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer.

Preferred Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PREFERRED SECURITIES. The Fund may invest in preferred securities. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions.

Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENT FUNDS. The Fund may invest in shares of open-end (mutual) funds, exchange- traded funds (“ETFs”), closed-end funds and business development companies (“BDCs”). The Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of such funds (including money market funds), There is also the risk that the Fund may suffer losses due to the investment practices of such funds (such as the use of derivatives). The ETFs in which the Fund invests that attempt to track an index may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the ETFs. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PRIVATE INVESTMENT FUNDS. The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the Fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the Investment Management Fee and other expenses paid by the Fund. The Fund will limit its total investments in Private Investment Funds that are excepted from the definition of “investment company” under the Investment Company Act by Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act to no more than 15% of the Fund’s total assets.

Investments In Cash, Cash Equivalent Investments Or Money Market Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INVESTMENTS IN CASH, CASH-EQUIVALENT INVESTMENTS OR MONEY MARKET FUNDS. A portion of the Fund’s assets may be invested in cash, cash-equivalent investments or money market funds when, for example, other investments are unattractive, to provide a reserve for anticipated obligations of the Fund or for other temporary purposes. Although such a practice may assist in the preservation of capital, the assumption of cash positions may also impact overall investment return. Cash investment practices of the Fund may be expected, therefore, to affect total investment performance of the Fund. Although a money market fund seeks to preserve a $1.00 per share net asset value, it cannot guarantee it will do so. The sponsor of a money market fund has no legal obligation to provide financial support to the money market fund and investors in money market funds should not expect that the sponsor will provide support to a money market fund at any time.

Limits Of Risk Disclosures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES. The above discussions of the various risks that are associated with the Fund and its Shares and the related discussion of risks in the SAI include the material risks involved with an investment in the Fund of which the Fund is currently aware. Prospective investors should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful or that the Fund will achieve its investment objective.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

INTEREST RATE RISK. The Fund is subject to the risks of changes in interest rates. While it is expected that the majority of the Fund’s investments will be in floating rate loans, which typically re-price every 90 days, some of the Fund’s investments may be in fixed rate loans and similar debt obligations. The value of such fixed rate loans are susceptible to general changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed-income securities and convertible debt. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as three-month LIBOR, may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates.

The Fund expects to invest the majority of its assets in variable and floating rate securities. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When the Fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and may impact the NAV of the Fund’s shares. Interest rates, however, have recently been at or near historic lows. The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility.

Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[1],[2]
Interest Expenses on Borrowings [Percent]	0.00%	[2],[3]
Distribution/Servicing Fees [Percent]	0.00%	[2]
Incentive Fees [Percent]	1.24%	[2],[4]
Acquired Fund Fees and Expenses [Percent]	0.01%	[2],[3],[5]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2],[3]
Other Annual Expense 2 [Percent]	3.30%	[2],[3]
Other Annual Expenses [Percent]	3.30%	[2],[3]
Total Annual Expenses [Percent]	5.80%	[2]
Waivers and Reimbursements of Fees [Percent]	(2.80%)	[2],[6]
Net Expense over Assets [Percent]	3.00%	[2],[6]
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	121
Expense Example, Years 1 to 5	240
Expense Example, Years 1 to 10	$ 529

[1]	Management Fees reflects the advisory fee paid to the Investment Manager at an annual rate of 1.25% accrued daily based upon the Fund’s average daily Managed Assets and payable monthly in arrears. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Additionally, in calculating Managed Assets, (i) any derivatives in which the Fund invests will be valued at market value and (ii) any leverage utilized by the Fund will result in an increase in such fee (as a percentage of net assets attributable to Shares). The Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Management Fee and Incentive Fee, if any, paid to the Investment Manager will be paid out of the Fund’s assets. The Management Fee and Incentive Fee are, collectively, the “Investment Management Fee.” In light of current and estimated market conditions for the upcoming year, the table above assumes that the Fund borrows money for investment purposes at an average amount of 0% of its net assets. If the Fund borrows money in excess of the estimated 0% debt-to-NAV ratio, then the Management Fee in relation to its net assets would be higher than the estimate presented in the table The Management Fee estimate in the table would be greater than 1.25% in this case since it is computed as a percentage of the Fund’s net assets for presentation therein.. The Investment Manager does not receive separate compensation from the Subsidiaries for providing them with investment management or administrative services.
[2]	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. For purposes of determining net assets in fee table calculations, derivatives are valued at market value.
[3]	Fees and Interest Payments on Borrowed Funds, “Other Expenses” (as defined below), and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as fees paid to the Administrator, the transfer agent, the custodian and the Independent Trustees.
[4]	The Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” attributable to the Fund’s Shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s average daily net asset value (calculated in accordance with GAAP) equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus the Fund’s operating expenses for the quarter, not including distribution and/or shareholder servicing fees (if any) applicable to each class, litigation or any extraordinary expenses accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee and expenses reimbursed to the Investment Manager under expense limitation agreement, but will exclude the Incentive Fee. The Incentive Fee may be calculated based on an amount greater than the amount of net investment income actually received by the Fund as pre-incentive net investment income excludes any distribution and/or shareholder servicing fees applicable to each class. As we cannot predict whether the necessary performance targets will be met, we have assumed no incentive fee for this chart. If the Fund achieved an annualized total return of 10% for each quarter made up entirely of net investment income, no incentive fees would be payable to the Investment Manager because the hurdle rate was not exceeded. See “INVESTMENT MANAGEMENT FEE” for a full explanation of how the Incentive Fee is calculated.
[5]	Total Annual Fund Operating Expenses shown in this table may differ from the ratio of gross expenses included in the financial highlights of the shareholder reports, because the amounts presented in this table estimate the amounts the Fund expects to pay during the upcoming fiscal year, and shareholder reports include only direct expenses and do not include indirect expenses such as Acquired Fund Fees and Expenses.
[6]	The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding the Investment Management Fee, taxes, borrowing and other investment-related costs and fees paid to unaffiliated third parties including interest payments on borrowed funds, loan origination fees, loan servicing fees, loan collection and administration fees and expenses, interest and commitment fees, distribution or servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 0.50% of the average daily net assets of Class I Shares. (the “Expense Limit”). Additionally, under the Expense Limitation and Reimbursement Agreement, the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume payment of any taxes that would be owed by the Fund if it fails to qualify as a “regulated investment company” under Subchapter M of the Code (“RIC Non-Qualification Taxes”) up to a maximum of $1 million in a tax year for Fund’s first two tax years or periods, subject to extensions for future tax years. For a period not to exceed three years from the date on which a waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of waiver or the expense limit in effect at the time of recoupment, whichever is lower. A waiver for RIC Non-Qualification Taxes is not subject to recoupment. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends on April 30, 2025. After its initial two year term, the Expense Limitation and Reimbursement Agreement is subject to renewal annually for one-year terms thereafter. The Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement during the initial term without the approval of the Fund’s Board.